MMVA.171  12/12/95

  <REDLINE>
  AS  FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON
  DECEMBER 29, 1995
                                                File No. 33-39171
                                                         811-5301
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
  Pre-Effective Amendment No.                            [ ]
  Post - Effective Amendment No. 7                       [X]
  REGISTRATION  STATEMENT  UNDER  THE INVESTMENT  COMPANY  ACT OF
  1940
  Amendment No. 23                                       [X]

                 (Check appropriate box or boxes.)

                         VARIABLE ACCOUNT I
                     (Exact Name of Registrant)

                     AIG Life Insurance Company
                        (Name of Depositor)

            One Alico Plaza, Wilmington, Delaware 19899
       (Address of Depositor's Principal Executive Offices)
                             (Zip Code)

    Depositor's Telephone Number, including Area Code (302) 594-
  2000

                        Robert Liguori, Esq.
                     AIG Life Insurance Company
                          One Alico Plaza
                     Wilmington, Delaware 19899
              (Name and Address of Agent for Service)

                             Copies to:

       Michael Berenson, Esq.             Florence Davis, Esq.
       Jorden Burt Berenson & Johnson LLP American International
       Suite 400 East                     Group, Inc.
       1025 Thomas Jefferson Street, N.W. 70 Pine Street
       Washington, D.C. 20007-0805        New   York,  New   York
       10270

  Approximate  Date of  Proposed  Public Offering:    As soon  as
  practicable  after   the   effective  date   of  this   filing.
  </REDLINE>



                                                        MMVA.171  12/12/95

  It is proposed that  this filing  will become effective  (check appropriate box)
       __X_ immediately upon filing pursuant to  paragraph (b) of
            Rule 485 <REDLINE>
       ___  on ______ pursuant to paragraph (b) of Rule 485
       ___  60 days after filing pursuant  to paragraph (a)(i) of
            Rule 485
       ___  on ______ pursuant to paragraph (a)(i) of Rule 485
  <REDLINE>
  If appropriate, check the following box:
       ___  this   post-effective  amendment   designates  a  new
            effective date for a previously filed post-effective amendment.

  Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on February 22, 1995.
  <REDLINE>
                          EXPLANATORY NOTE

       This Post-Effective Amendment shall not supersede or effect Post-Effective Amendment No. 6 to this Registration
  Statement filed on April 28, 1995. </REDLINE>




























                                                        MMVA.171  12/12/95

                       CROSS REFERENCE SHEET
                       (required by Rule 495)


  Item No.                                           Location
                                       PART A
  Item 1.          Cover Page                        Cover Page

  Item 2.          Definitions                       Definitions

  Item 3.          Synopsis                          Highlights

  Item 4.          Condensed Financial Information   Condensed           Financial
  Information
  <REDLINE>
  Item 5.          General Description of Registrant The Variable Account; The
                    Depositor, and Portfolio         Company;
                    Companies
  </REDLINE>
  Item 6.          Deductions and Expenses           Charges and Deductions

  Item 7.          General Description of Variable   Purchasing    a     Contract;
  Rights
                    Annuity Contracts                under the Contracts

  Item 8.          Annuity Period                    Annuity Period

  Item 9.          Death Benefit                     Death Benefit

  Item 10.         Purchases and Contract Value      Rights under the
                                                      Contracts; Purchasing a
                                                      Contract

  Item 11.         Redemptions                       Withdrawals

  Item 12.         Taxes                             Taxes

  Item 13.         Proceedings                       Not Applicable

  Item 14.         Table of Contents of the          Table of Contents of the
                    Statement of Additional           Statement of Additonal
                    Information                      Information







                                                        MMVA.171  12/12/954


  Item No.                                           Location
                                 PART B


  Item 15.         Cover Page                        Cover Page

  Item 16.         Table of Contents                 Table of Contents

  Item 17.         General Information and History   General Information

  Item18.          Services                          Services

  Item 19.         Purchase of Securities            Purchasing a Contract;
                    Being Offered                     Charges and Deductions
                                                      (Part A)

  Item 20.         Underwriters                      General Information/
                                                      Distributor

  Item 21.         Calculation of Performance        Calculation of
                    Data                             Performance           Related
  Information

  Item 22.         Annuity Payments                  Annuity Provisions

  Item 23.         Financial Statements              Financial Statements

                               PART C


  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.















                                                        MMVA.171  12/12/955

                               PART A



























                                                        MMVA.171  12/12/956

                     AIG LIFE INSURANCE COMPANY
                          One Alico Plaza
                     Wilmington, Delaware 19899

                INDIVIDUAL SINGLE  PURCHASE DEFERRED
                     VARIABLE ANNUITY CONTRACTS

                             issued by

                         VARIABLE ACCOUNT I

                                and

                     AIG LIFE INSURANCE COMPANY

       The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with  an IRA  or 403(b)  Plan should seek  competent tax advice.
  <REDLINE>
       Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account"). The assets of each sub-account within the Variable Account are invested in a corresponding portfolio as selected by the Owner from the following 14 choices: the Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, or Growth and Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Funds"); the High Income Portfolio, Growth Portfolio, Money Market Portfolio, Overseas Portfolio, Asset Manager Portfolio, or Investment Grade Bond Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS ("Fidelity Funds"); the Zero Coupon Portfolio of the DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus Fund"); the Gold and Natural Resources Portfolio or Worldwide Balanced Portfolio, of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds"); or the DREYFUS STOCK INDEX FUND.



                                                        MMVA.171  12/12/957

       This Prospectus concisely sets forth the information a prospective investor ought to know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents of the Statement of Additional Information can be found on page ____ of this Prospectus. For the Statement of Additional Information dated __________ __, 1996, call or write AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765. </REDLINE>

  INQUIRIES:   Purchaser  inquiries  can be  made by  calling the
  service office at 1-800-340-2765.

  THESE SECURITIES HAVE  NOT BEEN APPROVED OR DISAPPROVED  BY THE
  SECURITIES  AND  EXCHANGE  COMMISSION  NOR  HAS  THE COMMISSION
  PASSED UPON THE ACCURACY OR  ADEQUACY OF THIS PROSPECTUS.   ANY
  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       PLEASE READ  THIS PROSPECTUS CAREFULLY AND  RETAIN IT
       FOR YOUR FUTURE REFERENCE.

       THE  CONTRACTS OFFERED  BY  THIS  PROSPECTUS ARE  NOT
       AVAILABLE IN ALL STATES.
  <REDLINE>     Date of Prospectus: __________ __, 1996</REDLINE>


























                                                        MMVA.171  12/12/958

                           TABLE CONTENTS
                                                     PAGE
  Definitions
  Highlights
  Summary of Expenses
  Condensed Financial Information
       Calculation of Performance Data
  The Company
  The Variable Account <REDLINE>
  The Funds and the Investment Advisors </REDLINE>
  Charges and Deductions
       Deduction for Premium and Other Taxes
       Deduction for Mortality and Expense
         Risk Charge
       Deduction for Deferred Sales Charge
       Deduction for Administrative Charge
       Deduction for Income Taxes
       Other Expenses
  Rights under the Contracts
  Annuity Period
       Annuity Benefits
       Annuity Date
       Annuity Options
       Annuity Payments
  Death Benefit
       Death Benefit
       Death of the Purchaser
  Purchasing a Contract
       Application
       Purchase Payments
       Discount Purchase Programs
       Distributor
  Contract Value
  Withdrawals
       Partial Withdrawal
       Total Withdrawal
       Systematic Withdrawal Program
       Payment of Withdrawals
  Taxes
       Introduction
       Company Tax Status
       Taxation of Annuities In General
       Diversification Standards
       Qualified Plans
       Individual Retirement Annuities
         403(b) Plans
  Appendix - General Account Option
  Table of Contents of the Statement of Additional Information





                                                        MMVA.171  12/12/959

                            DEFINITIONS

  Accumulation Period - The period prior to the Annuity Date.

  Accumulation  Unit  -  Accounting  unit   of  measure  used  to
  calculate the Contract Value prior to the Annuity Date.

  Age - Age means age last birthday.

  Annuitant -  The person  upon  whose continuation  of life  any
  annuity  payment involving  life  contingencies  depends.   The
  Annuitant  named in the application.

  Annuity Date - The date at which annuity payments are to begin.

  Annuity Unit - Accounting unit of measure used to calculate variable annuity payments.

  Beneficiary -  The person or persons  named in  the application
  who will receive any benefit upon  the death of the Owner   (or
  Annuitant as applicable) prior to the Annuity Date.

  Contingent Owner - The Contingent Owner, if any, must be the spouse of the Purchaser as named in the application, unless changed.

  Contract Anniversary - The same month and date as the Date of Issue in each subsequent year of the Contract or Certificate.

  Contract Value - The value of all amounts accumulated under the Contract or Certificate.

  Contract Year - Any period of twelve (12) months commencing with the Date of Issue and each Contract or Certificate
  Anniversary thereafter.

  Contribution Year - any period of 12 months commencing with the date a Purchase Payment is made and ending on the same date in each succeeding 12 month period thereafter.

  Date of Issue - The date when the initial purchase payment was invested.

  Deferred Sales  Charge - The  sales charge that  may be applied
  against  amounts  withdrawn  prior  to   the  Annuity  Date  if
  withdrawal is within six years of a purchase payment.

  General Account - All of the Company's assets other than the assets of the Variable Account and any other separate accounts of the Company.


                                                        MMVA.171  12/12/9510

  <REDLINE>
  Office - The Annuity Service  Office of the Company:  One Alico
  Plaza,  600 King  Street, P.O. Box  8718, Wilmington, DE 19899.
  </REDLINE>

  Owner  -     The  person  designated  as   contract  owner   or
  certificate owner in the application, unless changed.

  Valuation Date - Each day that the New York Stock Exchange is open for trading.

  Valuation Period - The period commencing as of the close of the New York Stock Exchange (presently 4 P.M., New York time) on each Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

  Variable Account - A separate investment account of the Company, designated Variable Account I, into which purchase payments will be allocated.

































                                                        MMVA.171  12/12/9511

                             HIGHLIGHTS

  Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account").
  <REDLINE>    The Variable  Account  invests  in  shares of  the
  Portfolios of the available Funds.</REDLINE>

  The Contracts provide that in the event that an Owner withdraws all or a portion of the Contract Value within the first six contract years there may be assessed a Deferred Sales Charge. The Deferred Sales Charge is based on a table of charges, of which the maximum charge is currently 6% of the Contract Value subject to a maximum of 8.5% of the purchase payment. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ____.)

  Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5%. The Company will also deduct from any amount payable under the Contracts any income taxes a governmental authority requires the Company to withhold with respect to that amount. (See "Charges and Deductions- Deduction for Premium and Other Taxes" on page ___.)

  The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. (See "Charges and Deductions - Deduction for Income Taxes" on page ___.)

  The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge" on page ___.)

  The Company deducts for each Valuation Period an Administrative Charge which is equal on an annual basis to
  0.15% of the average daily net asset value of the Variable Account. In addition, the Company deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Administrative Charges are designed to reimburse the Company for administrative expenses relating to maintenance of the Contract and the Variable Account. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. (See "Charges and
  Deductions  -  Deduction for  Administrative  Charge"  on  page
  ___.)


                                                        MMVA.171  12/12/9512

  <REDLINE>
  There are deductions and expenses paid out of the assets of the Funds which are described in the accompanying Prospectuses for the Funds.</REDLINE>

  There is a 10% tax penalty applied to the income portion of any premature distribution from the Contracts. However, the penalty is not imposed on certain distributions including but not limited to amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Annuitant (or Owner, as applicable); (c) if the taxpayer is totally disabled; (d) in a series of substantially equal periodic payments made for the life of the taxpayer or for the joint lives of the taxpayer and his beneficiary; (e) under an immediate annuity; (f) which are allocable to purchase payments made prior to August 14, 1982; (g) under a qualified funding asset (as defined in Code Section 130(d)); or (h) that are purchased by an employer upon termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Withdrawals are deemed to be on a last-in-first-out basis. (See "Taxes - Taxation of Annuities in General" on page ___)

  The Contract Owner may return the Contract within ten (10) days (the "Free Look Period") after it is received by delivering or mailing it to the Company's Office. If the Contract is purchased in Kansas or South Carolina and replaces any existing life insurance policy or annuity, the Contract Owner will be given a twenty (20) day Free Look Period. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. However, if the laws of a state require that the Company refund, during the Free Look Period, an amount equal to the purchase payment paid less any withdrawals, the Company will
  refund  such  an  amount.        purchase  payment,  less   any
  withdrawals, or the Contract Value.















                                                        MMVA.171  12/12/9513

                        SUMMARY OF EXPENSES


  Contract Owner Transaction Expenses           All Sub-Accounts

      Sales Loan Imposed on Purchases . . . .              None
      Deferred Sales Load (as a percentage
      of amount surrendered):
        Contract Year 1 . . . . . . . . . . .              6%
        Contract Year 2 . . . . . . . . . . .              5%
        Contract Year 3 . . . . . . . . . . .              4%
        Contract Year 4 . . . . . . . . . . .              3%
        Contract Year 5 . . . . . . . . . . .              2%
        Contract Year 6 . . . . . . . . . . .              1%
        Contract Year 7 and thereafter  . . .              None
      Exchange Fee Currently:
        First 12 Per Contract Year  . . . . .              None
        Thereafter  . . . . . . . . . . . . .              $ 10
  <REDLINE>
  Annual Contract Fee . . . . . . . . . . . .              $ 30
  </REDLINE>
  Separate Account Expenses
  (as a percentage of average account value)
      Mortality and Expense Risk Fees . . . .              1.25%
      Account Fees and Expenses . . . . . . .               .15%
      Total Separate Account Annual Expenses               1.40%

  Annual Fund Expenses After Expense Reimbursements*

                                                                           Total
                                       Management              Other
  Portfolio
                                       Fee                     Expenses
  Expenses
  ALLIANCE
  Conservative Investors               0.00                    0.95        0.95
  Growth Investors                     0.00                    0.95        0.95
  Growth                               0.00                    0.95        0.95
  Growth and Income                    0.62                    0.28        0.90

  Expenses on a hypothetical $1,000 policy, assuming 5% growth:









                                                        MMVA.171  12/12/9514

  <REDLINE>
  If you Surrender:                    1 Year     3 Years      5 Years     1    0
  Years
  ALLIANCE
  Conservative Investors               80         114          150         276
  Growth Investors                     80         114          150         276
  Growth                               80         114          150         276
  Growth and Income                    79         113          147         271

  If you Annuitize:                    1 Year     3 Years      5 Years     1    0
  Years
  ALLIANCE
  Premier Growth                       25         75           129         276
  Growth & Income                      25         75           129         276
  Short Term Multi-Market              25         75           129         276
  All Others                           24         74           127         271

  If you do not Surrender              1 Year     3 Years      5 Years     1    0
  Years
  ALLIANCE
  Premier Growth                       25         75           129         276
  Growth & Income                      25         75           129         276
  Short Term Multi-Market              25         75           129         276
  All Others                           24         74           127         271

  Annual Fund Expenses After Expense Reimbursements

                                                                           Total
                                                  Management   Other
  Portfolio
                                                  Fee          Expenses
  Expenses
  DREYFUS
  Zero Coupon 2000                                0.00         0.00        0.00

  Expenses on a hypothetical $1,000 policy, assuming 5% growth:









                                                        MMVA.171  12/12/9515


  If you Surrender:                    1 Year     3 Years
  DREYFUS
  Zero Coupon 2000                     71         86

  If you Annuitize:                    1 Year     3 Years
  DREYFUS
  Zero Coupon 2000                     15         46

  If you do not Surrender              1 Year     3 Years
  DREYFUS
  Zero Coupon 2000                     15         46

  </TABLE

  Annual Fund Expenses After Expense Reimbursements


                                                                           Total
                                                  Management   Other
  Portfolio
                                                  Fee          Expenses
  Expenses
  DREYFUS STOCK
  INDEX FUND                                      0.30         0.10        0.40

  Expenses on a hypothetical $1,000 policy, assuming 5% growth:

  If you Surrender:                    1 Years    3 Years
  DREYFUS STOCK
  INDEX FUND                           75         98

  If you Annuitize:                    1 Year     3 Years
  DREYFUS STOCK
  INDEX FUND                           19         58

  If you do not Surrender              1 Year     3 Years
  DREYFUS STOCK
  INDEX FUND                           19         58




                                                        MMVA.171  12/12/9516

  Annual Fund Expenses After Expense Reimbursements

                                                                           Total
                                       Management              Other
  Portfolio
                                       Fee                     Expenses
  Expenses
  FIDELITY
  Asset Manager                        0.72                    0.08        0.80
  Growth                               0.62                    0.03        0.69
  High Income                          0.61                    0.10        0.71
  Overseas                             0.77                    0.15        0.92
  Money Market                         0.20                    0.07        0.27
  Investment Grade Bond                0.46                    0.21        0.67

  Expenses on a hypothetical $1,000 policy, assuming 5% growth:

  If you Surrender:                    1 Year     3 Years
  FIDELITY
  Asset Manager                        78         110
  Growth                               77         106
  High Income                          78         107
  Overseas                             80         113
  Money Market                         73         94
  Investment Grade Bond                77         106

  If you Annuitize:                    1 Year     3 Years
  FIDELITY
  Asset Manager                        23         71
  Growth                               22         67
  High Income                          22         68
  Overseas                             24         74
  Money Market                         18         54
  Investment Grade Bond                22         67

  If you do not Surrender              1 Year     3 Years
  FIDELITY
  Asset Manager                        23         71
  Growth                               22         67
  High Income                          22         68
  Overseas                             24         74
  Money Market                         18         54
  Investment Grade Bond                22         67

  Annual Fund Expenses After Expense Reimbursements

                                                        MMVA.171  12/12/9517


                                                                           Total
                                       Management              Other
  Portfolio
                                       Fee                     Expenses
  Expenses
  VAN ECK
  Worldwide Balance                    0.00                    0.00        0.00
  Gold and Natural Resources           0.96                    0.00        0.96

  Expenses on a hypothetical $1,000 policy, assuming 5% growth:


  If you Surrender:                    1 Year     3 Years
  VAN ECK
  Worldwide Balance                    71         86
  Gold and Natural Resources           80         114

  If you Annuitize:                    1 Year     3 Years
  VAN ECK
  Worldwide Balance                    15         46
  Gold and Natural Resources           25         75

  If you do not Surrender              1 Year     3 Years
  VAN ECK
  Worldwide Balance                    15         46
  Gold and Natural Resources           25         75

  </REDLINE>
















                                                        MMVA.171  12/12/9518

       The purpose of the table set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. The Annual Administrative Charge for purposes of the Expense Table, above, was based upon the assessment of a $30 charge on a Contract Value of $5,000. (See "Charges and Deductions" on page ___ of this Prospectus and "Management of the Fund" in the Fund Prospectus.)

       Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Charges and Deductions - Deduction for Premium and Other Taxes" on page ___.)

       "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund Prospectus.
  <REDLINE>
       *Fund   operating  expenses  for  the  Growth  and  Income
  Portfolio, before reimbursement by the Fund's investment adviser, for the period ending December 31, 1995, were 0.91%. Fund operating expenses for the following Portfolios, before reimbursement by the relevant Fund's investment adviser, for the period ending December 31, 1995, were estimated to be:
  20.35% for the Conservative Investors; 41.62% for the Growth Investors; 04.19% for the Growth; 0.71% for the High Income, 0.69% for the Growth; 0.27% for the Money Market; 0.92% for the Overseas; 0.80% for the Asset Manager; 0.67% for the Investment Grade Bond; 0.00% for the Zero Coupon; 0.40% for the Dreyfus Stock Index; 0.96% for the Gold and Natural Resources; and 78.40% for the Worldwide Balanced Portfolios, of the average daily net assets. </REDLINE>

       In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Contract Value at the time of withdrawal. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ___.)

       The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.




                                                        MMVA.171  12/12/9519

                  CONDENSED FINANCIAL INFORMATION
                     ACCUMULATION UNIT VALUES*

                                               1994         1993     1992
  <REDLINE>
  CONSERVATIVE INVESTORS
      Accumulation Unit Value
        Beginning of Period                   10.00          N/A      N/A
        End of Period                         10.02          N/A      N/A
      Accum Units o/s @ end of period     62,868.02          N/A      N/A
  </REDLINE>
  GROWTH INVESTORS
      Accumulation Unit Value                 10.00          N/A      N/A
        Beginning of Period                    9.81          N/A      N/A
        End of Period                     29,492.78          N/A      N/A

  GROWTH
      Accumulation Unit Value
        Beginning of Period                   10.00          N/A      N/A
        End of Period                         10.48          N/A      N/A
      Accum Units o/s @ end of period    467,688.06          N/A      N/A

  GROWTH & INCOME
      Accumulation Unit Value
        Beginning of Period                   11.88        10.78    10.00
      End of Period                           11.67        11.88    10.78
      Accum Units o/s @ end of period    438,680.32    28,041.82   800.00


























                                                        MMVA.171  12/12/9520

  *Funds were first invested in the Portfolios as listed below:

      Conservative Investors Portfolio             September 8,1994
      Growth Investors Portfolio                   October 12, 1994
      Growth (Alliance) Portfolio                  August 12, 1994
      Growth and Income Portfolio                  April 17, 1992
  <REDLINE>
      No financial information has been provided for the Zero Coupon 2000 Portfolio, Dreyfus Stock Index Portfolio, Money
  Market   Portfolio,   Growth  (Fidelity)   Portfolio,  Overseas
  Portfolio, Asset Manager Portfolio, Investment Grade Bond Portfolio, High Income Portfolio, Worldwide Balance Portfolio, or Gold and Natural Resources Portfolio, because, as of the
  date  of  this   Prospectus,  the  Variable  Account   had  not
  commenced      operations     with      respect     to     such
  Portfolios.</REDLINE>

  Calculation of Performance Data

      The Company may, from time to time, advertise certain performance related information concerning one or more of the Sub-accounts, including information as to total return and yield. Performance information about a Sub-account is based on the Sub-account's past performance only and is not intended as an indication of future performance.

      When the Company advertises the average annual total return of a Sub-account, it will usually be calculated for one, five, and ten year periods or, where a Sub-account has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Sub-account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Deferred Sales Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Deferred Sales Charge.

      When the Company advertises the yield of a Sub-account it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

      When the Company advertises the performance of the Money Market Sub-account it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Sub-account refers to the income generated by

                                                        MMVA.171  12/12/9521
  an  investment in  that Sub-account  over  a seven-day  period.
  The  income is  then  annualized (i.e.,  the  amount of  income generated by the investment during  that week is assumed  to be generated each  week over a  52-week period and  is shown as  a
  percentage  of  the  investment).     The  effective  yield  is
  calculated similarly but when annualized the income earned by an investment in the Money Market Sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

      Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges.

      Performance information for a Sub-account may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Shearson Lehman Hutton and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Sub-account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the
  Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and
  (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate
  Monitor  which   monitors  average  returns  of   various  bank
  instruments.

  Financial Data

      Financial Statements of the Company may be found in the Statement of Additional Information.




                                                        MMVA.171  12/12/9522

  THE COMPANY

      The Company is a stock life insurance company which is organized under the laws of the State of Delaware. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc., which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in over 130 countries and jurisdictions around the world.

  THE VARIABLE ACCOUNT

      The Board of Directors of the Company adopted a resolution to maintain the Variable Account pursuant to Delaware insurance law. This segregated asset account has been designated Variable Account I (the "Variable Account"). The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

      The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations of the Company. The Variable Account may be subject to liabilities arising from Sub-accounts whose assets are attributable to other variable annuity contracts offered by the Variable Account which are not described in this Prospectus.
  <REDLINE>
      The Variable Account is divided into Sub-accounts, with the assets of each Sub-account invested in shares of a corresponding portfolio of the available Funds. The Company may, from time to time, add additional Portfolios of a Fund, and, when appropriate, additional Funds to act as the funding vehicles for the Contracts.

  The Funds and The Investment Advisors

      Alliance Funds, Fidelity Funds, Dreyfus Funds, and Van Eck Funds (collectively, the "Funds") are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is made up of different series funds or Portfolios ("Portfolios"). The Dreyfus Stock Index Fund
  (also  a   "Fund"  herein)  is  an   open-end,  non-diversified

                                                        MMVA.171  12/12/9523
  management  investment  company,  intended  to   be  a  funding
  vehicle for  separate  accounts  of life  insurance  companies.
  Shares  of the  Funds  are sold  to  separate accounts  of life insurance companies.  The investment objectives of  each of the
  Portfolios in  which Subaccounts  invest are  set forth  below.
  There  is, of course, no  assurance that  these objectives will
  be   met.    The  Fund  prospectuses   may  include  series  or
  Portfolios  which  are  not  available   under  this  Contract.
  <REDLINE>

  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

  Conservative Investors Portfolio

      This Portfolio seeks the highest total return without undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

  Growth Investors Portfolio

      This Portfolio seeks the highest total reaturn available with reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

  Growth Portfolio

      This  Portfolio seeks the  long term  growth of  capital by
  investing  primarily   in   comon  stocks   and  other   equity
  securities.

  Growth and Income Portfolio

      This  Portfolio  seeks   to  balance   the  objectives   of
  reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

      Alliance Variable Products Series Fund, Inc., is managed by Alliance Capital Management L.P., ("Alliance"). The fund also includes other portfolios which are not available for use by the Separate Account. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges, may be found in the current Alliance Funds Prospectus which contains a discussion of the risks involved in investing. The Alliance Funds Prospectus is included with this Prospectus.
  <REDLINE>
  DREYFUS VARIABLE INVESTMENT FUND

  Zero Coupon 2000 Portfolio

      This  Portfolio  seeks to  provide  as  high an  investment

                                                        MMVA.171  12/12/9524
  return  as is  consistent  with  the preservation  of  capital.
  This portfolio  invests primarily  in debt  obligations of  the
  U.S.  Treasury  that  have been  stripped  of  their  unmatured interest  coupons, interest  coupons  that  have been  stripped from debt  obligations issued  by the  U.S. Treasury,  receipts and  certificates  for  such  stripped  debt  obligations,  and stripped coupons and zero coupon  securities issued by domestic
  corporations.   This portfolio's assets will  consist primarily
  of portfolio securities which will mature on or  about December
  31,  2000,  at which  time  the portfolio  will  be liquidated.
  Prior  to   December  31,  2000,  you   will  be   offered  the
  opportunity to exchange your investment to another Subaccount.

  DREYFUS STOCK INDEX FUND

      This Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. In anticipation of taking a market position, the fund is permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      The Dreyfus Corporation serves as the investment advisor for the Zero Coupon 2000 Portfolio which is the available portfolio of the Dreyfus Variable Investment Fund. The fund also includes other portfolios which are not available under this prospectus as funding vehicles for the Contract. Wells Fargo Nikko Investment Advisers ("WFNIA") serves as the index fund manager of the Dreyfus Stock Index Fund. More detailed information regarding management of the funds, investment
  objectives,  investment   advisory  fees   and  other   charges
  assessed by the funds, are contained in the prospectuses of the Dreyfus Variable Investment Fund and of the Dreyfus Stock Index Fund, each of which is included with this Prospectus.


  FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUNDS

  Growth Portfolio

      This   Portfolio  seeks  to  aggressively  achieve  capital
  appreciation through investments primarily in common stock.

  High Income Portfolio

      This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a

                                                        MMVA.171  12/12/9525
  more detailed discussion of the investment risks associated with such securities, please refer to the relevant Fund's attached prospectus.

  Overseas Portfolio

      This Portfolio seeks the long-term growth of capital primarily through investments in securities of companies and economies outside the United States.












































                                                        MMVA.171  12/12/9526

  Money Market Portfolio

      This Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The fund will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in Money Market Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

  Asset Manager Portfolio

      This Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term income instruments.

  Investment Grade Bond Portfolio

      This Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

      Fidelity Management & Research Company ("FMR") is the investment advisor for the Variable Insurance Products Funds. FMR has entered into a sub-advisory agreement with FRM Texas, Inc., on behalf of the Money Market Portfolio. On behalf of the Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity International Investment Advisors
  (FIIA). FMR U.K. and FMR Far East also are sub-advisors to the Asset Manager Portfolio. Fidelity Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assesed by the Fidelity Funds, are contained in the prospectuses of the funds, included with this Prospectus.


  VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Balanced Fund

      This Portfolio seeks long term capital appreciation together with current income by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

                                                        MMVA.171  12/12/9527

  Gold and Natural Resources Fund

      This Portfolio seeks long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an investment objective.

      Van Eck Associates Corporation is the investment advisor and manager of The Van Eck Worldwide Insurance Trust ("Van Eck Funds"). Van Eck Associates Corporation serves as investment advisor to the Gold and Natural Resources Fund, and has entered into sub-advisory agreements to provide investment advice for certain portfolios. Fiduciary International Inc. ("FII") serves as a sub-advisor to the Worldwide Balanced Fund. Van Eck Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Van Eck Funds, are contained in the prospectus for the funds included with this Prospectus.

  There is no assurance that the investment of the Portfolios will be met.

      The shares of Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, and Van Eck Funds are sold not only to the Variable Account, but may be sold to other separate  accounts of  the  Company  that fund  benefits  under variable annuity and variable life policies. The shares of the Funds are also sold to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for variable life and variable annuity separate accounts to invest in the same underlying mutual fund. Although neither we nor Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, and Van Eck Funds currently perceive or anticipate any such disadvantage, the Funds will monitor events to determine whether any material conflict exists beteween variable annuity Owners and variable life Owners.

      Material conflicts  could result from such  occurrences as:
  (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund; or (4) differences between voting instructions given by variable annuity Owners and those given by variable life Owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Owners. This could include discontinuance of investment in a Fund.


                                                        MMVA.171  12/12/9528

      Each Fund sells and redeems its shares at Net Asset Value without any sales charge. Any dividends or distributions from security transactions of a Fund are reinvested at Net Asset Value in shares of the same Portfolio; however, there are sales and additional charges associated with the purchase of the Contracts.
      Further information about the Funds and the managers is contained in the accompanying prospectuses, which You should read in conjunction with this prospectus. </REDLINE>

  Substitution of Securities

      If investment in a Subaccount should no longer be possible or, if in Our judgment, becomes inappropriate to the purposes of the Contracts, or, if in Our judgment, investment in another Subaccount or separate account is in the interest of Owners, We may substitute another Subaccount separate account. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the 1940 Act and applicable law.

  Voting Rights

      The Funds do not hold regular meetings of shareholders. The Directors of a Fund may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Articles of
  Incorporation of a Fund. In accordance with its view of present applicable law, the Company will vote the shares of a Fund held in the Variable Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions from Owners and those shares which it owns in the same proportion as it votes shares for which it has received instructions from Owners.

      The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of a Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting. The person having such voting rights will be the Owner before the Annuity Date, and thereafter, the payee entitled to receive payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as the Contract Value attributable to an Annuitant decreases.

      The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds invested in the General Account.


                                                        MMVA.171  12/12/9529

  Allocation Of Purchase Payments to Sub-accounts

      Purchase payments are allocated to the Sub-account(s) selected by the Owner in the application except that in those states which require the Company to deduct premium taxes upon receipt of a purchase payment the Company will deduct the premium tax prior to allocating the purchase payment to such Sub-account(s). The selection must specify a percentage for each Sub-account that is a whole number, and must be either 0% or a number equal to or greater than 10%. At the time of the allocation the purchase payment is divided by the value of the Accumulation Unit for the particular Sub-account for the Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the purchase payment.

      The purchase payment under an IRA plan will be allocated to the Money Market Sub-account until the expiration of twenty
  (15) days from the day the Contract is mailed from the Company's office. Thereafter, the Contract Value shall be reallocated in accordance with instructions specified in the application.

  Transfer Of Contract Values

      Before the Annuity Date, the Owner may transfer, by written request or telephone authorization, Contract Values from one
  Sub-account to another Sub-account, subject to the following conditions:

      (a) the amount transferred from any Sub-account must be at least $1,000 (or the entire Sub-account value, if less);
      (b) if less than $1,000 would remain in the Sub-account after the transfer, the Company will transfer the entire amount in the Sub-account;

      (c) the  Company  may reject  any  more  than  twelve  (12)
          transfer requests per Contract Year; and

      (d) The Company  will deduct any  transfer charge  assessed on the transaction.
          The Company is currently not assessing a transfer fee for the first twelve (12) transfers per Contract Year. The Company is assessing a transfer fee of $10 per transfer thereafter. The Company may increase the transfer fee to an amount not to exceed $30 per transfer. The transfer fee will be deducted from either the Sub-account which is the source of the transfer or from the amount transferred if the entire value in the Sub-account is transferred.


                                                        MMVA.171  12/12/9530

      Transfer by telephone is authorized by and described in the application for the Contract. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers performed by telephone authorization will be confirmed in writing to the Contract Owner. The
  Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

      Transfer privileges are further explained in the Statement of Additional Information.

      After the Annuity Date, the payee of the annuity payments may transfer the Contract Value allocated to the Variable Account from one Sub-account to another Sub-account. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee will be deducted from the next annuity payment after the transfer. If following the transfer, the units remaining in the Sub-account would generate a monthly payment of less than $100, then the Company may transfer the entire amount in the Sub-account.

      Once the transfer is effected, the Company will recompute the number of Annuity Units for each Sub-account. The number of Annuity Units for each Sub-account will remain the same for the remainder of the payment period unless the payee requests another change.

                       CHARGES AND DEDUCTIONS

      Various  charges  and  deductions  are made  from  Contract
  Values and the Variable Account. These charges and deductions are as follows:

  Deduction for Premium and Other Taxes

      Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payment or Contract Value . Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time of annuitization. The Company currently intends to advance any premium taxes due at the time purchase payments are made and then deduct premium taxes from the Contract Value at the time annuity payments begin or upon surrender if the Company is unable to obtain refund of or otherwise obtain a credit for any excess premium taxes paid. The Company reserves the right to deduct premium taxes when incurred. Premium taxes are subject to being changed or

                                                        MMVA.171  12/12/9531
  amended by state legislatures, administrative interpretations or judicial acts.

      The Company will also deduct from  any amount payable under
  the  Contracts  any  income  taxes  a   governmental  authority
  requires the Company to withhold with respect to that amount.

  Deduction for Mortality and Expense Risk Charge

      The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Deferred Sales Charge in the event of the death of the Annuitant and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from any Administrative Charge.

      If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the  loss will be borne by the Company.
  Conversely,   if   the  amount   deducted   proves  more   than
  sufficient, the excess will be profit to the Company.

      The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

      The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

      The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period - Annuity Options" on page ____.) It is possible that in the future the Company may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from it.

  Deduction for Deferred Sales Charge

      In the event that a Contract Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year other than by way of the Systematic Withdrawal Program, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Contract Value at the time of withdrawal.

                                                        MMVA.171  12/12/9532

      The Deferred Sales Charge is deducted based upon a percentage of the Contract Value which includes the purchase payment and earnings. Since earnings are included it is possible that the actual amount of the Deferred Sales Charge may increase even though the percentage may go down.

      The Deferred Sales Charge will vary in amount depending upon the time which has elapsed since the Date of Issue. The amount of any withdrawal which exceeds the Free Withdrawal
  Amount will be subject to the following charge:

                                Applicable Deferred
      Contract Year         Sales Charge Percentage

      1                                          6%
      2                                          5%
      3                                          4%
      4                                          3%
      5                                          2%
      6                                          1%
      7 and thereafter                           0%



      The aggregate Deferred Sales Charges paid with respect to a Contract shall not exceed 8.5% of the purchase payment for such Contract.

      The Deferred Sales Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Deferred Sales Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

      Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify under Code Section 403(b) (a "403(b) Plan"). (See "Taxes - 403(b)
  Plans" on page ___.)

  Deduction for Administrative Charge

      The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. The Company also deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. The Administrative Charges are designed to reimburse the Company

                                                        MMVA.171  12/12/9533
  for  the  costs  it  incurs  relating  to  maintenance  of  the
  Contract  and  the  Variable Account.    The  Company  will not
  derive a profit from the Administrative Charge.

      Prior to the Annuity Date, the annual Administrative Charge is deducted from the Contract Value on each Contract Anniversary. If the Annuity Date is a date other than a Contract Anniversary, the Company will also deduct a pro-rata portion of the annual Administrative Charge from the Contract Value for the fraction of the Contract Year preceding the Annuity Date.

      The annual Administrative Charge is also deducted in full on the date of any total withdrawal. The annual Administrative Charge will be deducted from each Sub-account of the Variable Account in the proportion that the value of each Sub-account attributable to the Contract bears to the total Contract Value.

      After the Annuity Date, the annual Administrative Charge is deducted on a pro-rata basis from each annuity payment and is guaranteed to remain at the same amount as at the Annuity
  Date.

  Deduction for Income Taxes

      The  Company deducts  from  the Contract  Value and/or  the
  Variable Account  any Federal income  taxes resulting from  the
  operation  of  the  Variable Account.    The  Company  does not
  currently anticipate incurring any income taxes.

  Other Expenses

      There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying
  Prospectusus for the Funds.
  <REDLINE>
                  ADMINISTRATION OF THE CONTRACTS

      While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. DVFS serves as the administrator to various insurance companies offering variable contracts. </REDLINE>

                     RIGHTS UNDER THE CONTRACTS

      The Owner has all rights and may receive all benefits under
  the  Contract.    The   Owner  is  named  in  the  application.

                                                        MMVA.171  12/12/9534

  Ownership may be changed prior to the Annuity Date through the submission of written notification of the change to the Company on a form acceptable to the Company. On and after the Annuity Date, the Annuitant and Owner shall be one in the same person , unless otherwise provided for. In the case of Contracts issued in connection with an IRA, the Owner must be the Annuitant.

      The  Owner's spouse is the  only person eligible  to be the
  Contingent Owner.   (See "Death  Benefit - Death  of the Owner"
  on  page ___.)     Any  new choice  of Annuitant  or Contingent
  Owner will automatically revoke any prior choices.

      The Owner may, except in the case of a Contract issued in connection with either an IRA or a 403(b) Plan, assign a Contract at any time before the Annuity Date and while the Annuitant is alive. A copy of any assignment must be filed with the Company. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the rights of the Owner and those of any revocable Beneficiary will be subject to the assignment. An assignment will not affect any payments the Company may make or action it may take before it is recorded. Inasmuch as an assignment or change of ownership may be a taxable event, Owners should consult competent tax advisers should they wish to assign their Contracts.

      The Contract may be modified only with the consent of the Owner, except as may be required by applicable law.


                           ANNUITY PERIOD

  Annuity Benefits

      If the Annuitant and Owner are alive on the Annuity Date, the Company will begin making payments to the Annuitant under the annuity option or options the Owner has chosen.

      The Owner may choose or change an annuity payment option by making a written request at least thirty (30) days prior to the Annuity Date.

      The amount of the payments will be determined by applying the Contract Value on the Annuity Date. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable annuity tables contained in the Contract. The amount of the Sub-account annuity payments are determined through a calculation described in the Section captioned
  "Annuity   Provisions"   in   the   Statement   of   Additional

                                                        MMVA.171  12/12/9535

  Information.

  Annuity Date

      The Annuity Date for the Annuitant is:

      (a) the first day of the calendar month following the later of the Annuitant's 85th birthday or the 10th
          Contract Anniversary; or

      (b) such earlier date as may be set by applicable law.

      The Owner may designate an earlier date in the application or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be:

      (a) no later than the date defined in (a) above; and

      (b) the first day of a calendar month.

  Annuity Options

      The Owner may choose to receive annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The Owner may not transfer
  Contract Values between the General Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Sub-account to another Sub-account. (See "The Variable Account - Transfer of Contract Values" on page ___.)

      If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively.

      The annuity payment options are:

      Option  1:  Life Income.   The Company will  pay an annuity
  during the lifetime of the payee.

      Option  2:    Life   Income  with  10  Years  of   Payments
  Guaranteed.    The  Company will  pay  an  annuity  during  the
  lifetime  of  the  payee.   If,  at  the  death  of the  payee,
  payments have been made for less than 10 years:

      (a) payments will be continued during the remainder  of the

                                                        MMVA.171  12/12/9536
          period to the successor payee;

      (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option; or

      (c) the  guaranteed  period   will  not  in  the  case   of
          Contracts issued in connection with an IRA exceed the life expectancy of the Annuitant at the time the first payment is due.

      Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either the payee or a designated second person is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Annuitant and the Annuitant's spouse.

      The annuity payment options are more fully explained in the
  Statement  of Additional  Information.   The  Company may  also
  offer additional options at its own discretion.

  Annuity Payments

      If the Contract Value applied to annuity payment options is less than $2,000, the Company has the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company has the right to make payments semi-annually or annually.

      If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

      If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Sub-account selected; and (v) the pro-rata portion of the annual Administrative charge.

      The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease.


                                                        MMVA.171  12/12/9537

                           DEATH BENEFIT

  Death Benefit

      If the Annuitant (or Owner, if applicable) dies before the Annuity Date, the Company will pay a death benefit equal to the greater of: (a) the purchase payments paid less withdrawals; (b) the Contract Value; or, (c) the greatest Contract Value at any sixth contract anniversary increment (i.e., sixth, twelfth, eighteenth, etc.) less any subsequent withdrawals. However, in North Carolina the Company will pay a death benefit equal to the greater of (a) or (b) only.

      Before the Company will pay any death benefit, the Company will require due proof of death. The Company will determine the value of the death benefit as of the Valuation Period following receipt of due proof of death at the Company's Office. The Company will pay the death benefit to the Beneficiary in accordance with any applicable laws governing the payment of death proceeds.

      Payment of the death benefit may be made in one lump sum or applied under one of the annuity payment options. (See "Annuity Period - Annuity Options" on page ___.) The Contract Owner may by written request elect that any death benefit of at least $2,000 be received by the Beneficiary under an annuity payment option. (See "Annuity Period - Annuity Options" on page .) The Contract Owner may choose or change a payment option at any time prior to the Annuitant's death. If at the time the Annuitant dies, the Contract Owner has made no request for a payment option, the Beneficiary has sixty
  (60) days in which to make a written request to elect either a lump sum payment or any annuity payment option. Any lump sum payment will be made within seven (7) days after the Company has received due proof of death and the written election of the Beneficiary, unless a delay of payments provision is in effect. (See Statement of Additional Information - "General Information - Delay of Payments.")

      In the event that the Annuitant and the Contract Owner are the same individual, the death of that individual will be treated by the Company as the death of the Annuitant.

  Death of the Owner

      If  an  Owner dies  before  the  Annuity Date,  the  entire
  Contract Value must be distributed within five (5) years of the date of death, unless:

      (a) it  is  payable  over  the  lifetime  of  a  designated
          Beneficiary  with  distributions beginning  within  one
          (1) year of the date of death; or

                                                        MMVA.171  12/12/9538

      (b) the Contingent Owner, if any, continues the Contract in his or her own name.

      In the case of  Contracts issued in connection with  an IRA
  plan,  the  Beneficiary  or  Contingent   Owner  may  elect  to
  accelerate these payments.   Any method of  acceleration chosen
  must be approved by the Company.

      If the Owner dies after the Annuity Date, distribution will be as provided in the annuity payment option selected.

                       PURCHASING A CONTRACT

  Application

      In order to acquire a Contract, an application provided by the Company must be completed and submitted to the Company for acceptance. The Company must also receive the purchase payment. Upon acceptance, the Contract is issued to the Owner and the purchase payment is then credited to the Variable Account and converted into Accumulation Units, except in those states where the applicable premium tax is deducted from the purchase payment. (See Allocation of Purchase Payment to Sub-accounts" on page ___ .) If the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two (2) business days of receipt. In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order within five (5) business days or the Company will return the application and the purchase payment, unless the prospective owner specifically consents to the Company's retaining them until the application is made complete.

  Minimum Purchase Payment

      The Contracts are offered on a single purchase payment basis. The minimum purchase payment the Company will accept is $5,000.

  Distributor

      AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of American International Group, Inc. and an affiliate of the Company.

      Commissions will  be paid to registered  representatives of

                                                        MMVA.171  12/12/9539

  AESC and other entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.

      Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

                           CONTRACT VALUE

      The Contract Value is the sum of the value of all Sub-account Accumulation Units attributable to the Contract and amounts contributed to a guarantee period of the General Account. (See "Appendix-General Account Option"). The value of an Accumulation Unit will vary from Valuation Period to Valuation Period. The value of an Accumulation Unit is determined at the end of the Valuation Period and reflects the investment earnings, or loss, and the deductions for the Valuation Period.


                            WITHDRAWALS

  Partial Withdrawal

      The Owner may partially withdraw Contract Values from the Contract prior to the Annuity Date. Any partial withdrawal is subject to the following conditions:

      (a) the Company must receive a written request;

      (b) the amount requested must be at least $500;

      (c) any applicable Deferred Sales Charge will be deducted;

      (d) the amount withdrawn will be the sum of the amount requested and the amount of any applicable Deferred
          Sales Charge; and

      (e) the Company will deduct the amount requested plus any Deferred Sales Charge from each Sub-account of the
          Variable Account either as specified or in the proportion that the Sub-account bears to the total

                                                        MMVA.171  12/12/9540

          Contract Value.

  Systematic Withdrawal Program

      During the Accumulation Period an Owner may at any time elect in writing to take systematic withdrawals from one or more of the Sub-accounts for a period of time not to exceed 12 months. In order to initiate this program, the amount to be systematically withdrawn must be equal to or greater than $200 provided that the Contract Value is equal to or greater than $24,000 and the amount to be withdrawn does not exceed the Free Withdrawal Amount. Systematic withdrawals will be made
  without  the  imposition   of  the  Deferred  Sales   Charge.
  Systematic withdrawals may occur monthly or quarterly.

      The systematic withdrawal program may be cancelled at any time by written request or automatically should the Contract Value fall below $1,000. In the event the systematic withdrawal program is cancelled, the Owner may not elect to
  participate   in   such  program   until   the   next  Contract
  Anniversary.

      An Owner may change once per Contract Year the amount or frequency subject to be withdrawn on a systematic basis.

      The systematic withdrawal program is annually renewable, although the limitations set forth above shall continue to apply.

      The Free Withdrawal Amount (see "Charges and Deductions - Deduction for Deferred Sales Charge" on page ) and Dollar Cost Averaging (See Statement of Additional Information- "General Information- Transfers") are not available while a Owner is receiving systematic withdrawals. A Owner will be entitled to the Free Withdrawal Amount and Dollar Cost Averaging on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

      Implementation of the systematic withdrawal program may subject a Owner to adverse tax consequences, including a 10% tax penalty tax. (See "Taxes - Taxation of Annuities in General" on page ___ for a discussion of the tax consequences of withdrawals.)

  Total Withdrawal

      The Owner may withdraw the entire Contract Value prior to the Annuity Date. A total withdrawal will cancel the Contract. The total withdrawal value is equal to the Contract Value next calculated after receipt of the written withdrawal request, less any applicable Deferred Sales Charge, less the annual Administrative Charge and less any applicable premium

                                                        MMVA.171  12/12/9541
  taxes, and, less any applicable charges assessed to amounts in the General Account. (See "Charges and Deductions" on page
  .)

  Payment of Withdrawals

      Any Contract Values withdrawn will be sent to the Owner within seven (7) days of receipt of the written request, unless the Delay of Payments provision is in effect. (See Statement of Additional Information - "General Information - Delay of Payments.") (See "Taxes - Taxation of Annuities in General" on page ___ for a discussion of the tax consequences of withdrawals.)

      The Company reserves the right to ensure that a Owner's check or other form of purchase payment has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a purchase payment.

      Certain   restrictions  on   withdrawals  are   imposed  on
  Contracts issued in  connection with 403(b) Plans.  (See "Taxes
  - 403(b) Plans" on page ___.)


                               TAXES

  Introduction

      The Contracts are designed to accumulate Contract Values with retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans ("Qualified Plans"). The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax and employment status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

      The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury
  Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

  Company Tax Status

                                                        MMVA.171  12/12/9542

      The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

  Taxation of Annuities in General - Non-Qualified Plans

      Code Section 72 governs the taxation of annuities. In general, a Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Taxes - Contracts Owned by Non-Natural Persons," on page and "Taxes - Diversification Standards" on page____.)

      Withdrawals prior to the Annuity Date

      Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Withdrawals on or after the Annuity Date

      Upon receipt of a lump sum payment or an annuity payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, the taxable portion of payments under the Contract will be taxed as ordinary income.

      For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount

                                                        MMVA.171  12/12/9543
  of annuity payments for  the term of the Contract.   That ratio
  is  then applied  to each payment  to determine  the nontaxable portion of the  payment.  The remaining portion of each payment
  is  taxed as  ordinary income.   For variable annuity payments,
  the  taxable   portion  is  determined   by  a  formula   which
  establishes  a specific dollar amount  of each  payment that is
  not taxed.   The dollar amount  is determined  by dividing  the
  investment  in the  Contract by  the total  number of  expected
  periodic payments.   The  remaining portion of  each payment is
  taxed as ordinary income.

      The Company is obligated to withhold Federal income taxes from certain payments unless the recipient elects otherwise. Prior to the first payment, the Company will notify the payee of the right to elect out of withholding and will furnish a form on which the election may be made. The payee must properly notify the Company of that election in advance of the payment in order to avoid withholding.


      Penalty Tax on Certain Withdrawals

      With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross
  income.     However,  the  penalty   tax  will  not  apply   to
  withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the
  "primary  annuitant",   who is defined  as the  individual, the
  events in the life of whom are of primary importance in affecting the timing or amount of the payout under the
  Contract);  (ii)   attributable  to  the   taxpayer's  becoming
  totally disabled within  the meaning of Code  Section 72(m)(7);
  (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for

                                                        MMVA.171  12/12/9544
  the  deferral  period.    The  foregoing  rule  applies if  the
  modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

  Assignments

      Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over purchase payments will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.

  Distribution-at-Death Rules

      In order to be treated as an annuity contract for Federal income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.

      If the Owner  is not an individual, the "primary annuitant"
  (as defined  under  the Code)  is  considered  the Owner.    In
  addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

      Gifts of Contracts

      Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

      Contracts Owned by Non-Natural Persons

      If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not

                                                        MMVA.171  12/12/9545
  treated  as  an   annuity  contract  for  Federal   income  tax
  purposes, and the  income on the Contract (generally the excess
  of  the   Contract  Value  over   the  purchase  payments)   is
  includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person.
  The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

  Section 1035 Exchanges

      Code Section 1035 provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

  Multiple Contracts

      Annuity contracts that are issued by the same company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

  Diversification Standards

      To comply with the diversification regulations promulgated under Code Section 817(h) (the "Diversification Regulations"), after a start-up period, each Sub-account is required to

                                                        MMVA.171  12/12/9546
  diversify  its  investments.   The  Diversification Regulations
  generally  require that on  the last day  of each  quarter of a calendar year no  more than 55% of the value of the assets of a
  Sub-account is represented by any one investment,  no more than
  70% is represented by any two investments, no more  than 80% is represented by any three investments,  and no more than  90% is
  represented by  any four  investments.   A "look-through"  rule
  applies so  that an investment  in the Fund  is not  treated as one investment  but is treated  as an investment  in a pro-rata
  portion of each underlying asset  of the Fund.   All securities
  of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

      In connection with the issuance of the proposed and temporary version of the Diversification Regulations,
  Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the
  Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.



      The  Company intends  to  comply  with the  Diversification
  Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.

  Qualified Plans

      The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.

      While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified retirement plan. Under amendments to the Internal Revenue Code which became effective in 1993, distributions for a qualified plan (other

                                                        MMVA.171  12/12/9547
  than  non-taxable  distributions   representing  a  return   of
  capital,   distributions   meeting  the   minimum  distribution
  requirement, distributions for  the life or life  expectancy of the recipient(s) or distributions  that are made over a  period of  more than  10  years) are  eligible  for tax-free  rollover within 60  days  of the  date  of  distribution, but  are  also subject to federal  income tax withholding at a 20% rate unless paid directly to another qualified  plan.  If the  recipient is
  unable  to  take  full  advantage   of  the  tax-free  rollover
  provisions,  there may be taxable income, and the imposition of
  a  10%  penalty  if  the  recipient  is  under  age  59 1/2.     A
  prospective Owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the provisions of the Code applicable to qualified plans.

  Individual Retirement Annuities

      Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an
  IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. The IRAs offered by this Prospectus are not available in all states.

  403(b) Plans

      Code Section 403(b)(11) imposes certain restrictions on a Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to purchase payments made
  under   a  salary  reduction  agreement.    Specifically,  Code
  Section 403(b)(11) allows a Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, under Code Section 403(b) the employer must comply with certain non-discrimination requirements. Owners should consult their employers to determine whether the employer has complied with these rules. The 403(b) Plan offered by this Prospectus is not available in all states.





                                                        MMVA.171  12/12/9548

                              APPENDIX

  GENERAL ACCOUNT OPTION

      Under the General Account option, Contract Values are held in the Company's General Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account portion of the Contract. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The General Account option is not available in all states.

      Contract Owners may elect to allocate amounts to the General Account provided that the Contract Owner specifies a percentage that is a whole number and is equal to 0 or equal to or greater than 10%. Contract Owners may also transfer amounts to the General Account. Amounts allocated or transferred to the General Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate declared for the calendar month in which amounts are allocated or transferred to the General Account. Therefore, if the Contract Owner has allocated or transferred amounts at different times to the General Account, each allocation or transfer may have a unique effective guarantee rate and guarantee period associated with that amount. The Company guarantees that the effective guarantee rate will not be changed more than once per year and will not be less than 4% per annum.

      The  Contract Owner  may  transfer amounts  to the  General
  Account prior to the Annuity Date by written request or telephone authorization. However, no more than four transfers may be made to the General Account per Contract Year and the amount transferred to the General Account must be at least 25% of the Contract Value, or the entire amount in the Variable Account, if less. (See "Alliance Variable Products Series
  Fund, Inc. - Transfer of Contract Values" on page    .)

      The Contract Owner may transfer amounts out of the General Account only at the end of the guarantee period associated with that amount. Prior to the end of the guarantee period the Contract Owner may specify the Sub-accounts of the
  Variable  Account to  which the  Contract  Owner wants  amounts

                                                        MMVA.171  12/12/9549
  transferred.    If  the  Contract  Owner  does  not notify  the
  Company prior to the end  of the guarantee period,  the Company will  apply  that amount  to  a  new  guarantee  period in  the
  General Account, which is  then subject to the same  conditions
  as  the  original   guarantee  period.    The   guarantee  rate
  associated with  the new guarantee period may be different from
  the  effective  guarantee  rate  applicable  to  the   previous
  guarantee  period.   These  transfers  will  be handled  at  no
  charge to  the  Contract Owner.    All other  provisions  which
  apply  to  transfers  among  the  Sub-accounts  (See  "Alliance
  Variable  Products Series  Fund, Inc.  -  Transfer of  Contract
  Values" on page ___) and which do not conflict with the provisions set forth above will continue to apply.

      Contract Owners may not make a partial withdrawal from the General Account prior to the Annuity Date unless:

      (a) all of  the Contract  Owner's funds are in  the General
          Account; or
      (b) the Contract Owner does not specify from which funds the partial withdrawal is to be deducted. In that event, the Company will deduct the amount from each Sub-account of the Variable Account and each amount allocated to each guarantee period of the General Account in the proportion that each bears to the Contract Value.

      The Deferred Sales Charge (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ___) will be deducted from the Sub-accounts of the Variable Account and from each amount allocated to each guarantee period of the General Account in the proportion that the withdrawal was made from these accounts.

      The annual Administrative Charge (See "Charges and Deductions - Deductions for Administrative Charge" on page ___) and Premium Taxes, if applicable, (See "Charges and Deductions - Deduction for Premium and Other Taxes" on page ___) will be deducted proportionately from each Sub-account of the Variable Account and from each amount in each guarantee period of the General Account.

      If the Contract Owner has not made any annuity option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively. (See "Annuity Period - Annuity
  Options" on page   ___.)




                                                        MMVA.171  12/12/9550

    TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                            Page
  General Information
      The Company
      Independent Accountants
      Legal Counsel
      Distributor
      Calculation of Performance Related Information
      Delay of Payments
  Transfers
  Method of Determining Contract Values
  Annuity Provisions
  Annuity Benefits
      Annuity Options
      Variable Annuity Payment Values
      Annuity Unit
      Net Investment Factor
      Additional Provisions
  Financial Statements
































                                                        MMVA.171  12/12/9551

                               PART B
                STATEMENT OF ADDITIONAL INFORMATION


                DEFERRED VARIABLE ANNUITY CONTRACTS

                             issued by


                         VARIABLE ACCOUNT I



                                and



                     AIG LIFE INSURANCE COMPANY



      THIS  IS NOT  A PROSPECTUS.   THIS STATEMENT  OF ADDITIONAL
  INFORMATION SHOULD BE  READ IN CONJUNCTION WITH  THE PROSPECTUS
  FOR THE DEFERRED VARIABLE ANNUITY  CONTRACTS WHICH ARE REFERRED
  TO HEREIN.

      THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED ____, CALL OR WRITE: AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, 600 King Street, P.O. Box 8718, Wilmington, Delaware 19899, 1-800-340-2765.
  <REDLINE>
  DATE OF  STATEMENT  OF ADDITIONAL  INFORMATION: __________  __,
  1996. </REDLINE>



                                                        MMVA.171  12/12/9552

                         TABLE OF CONTENTS


                                                            PAGE
  General Information
      The Company
      Independent Accountants
      Legal Counsel
      Distributor
      Calculation of Performance Related Information
      Delay of Payments
      Transfers
  Method of Determining Contract Values

  Annuity Provisions
      Annuity Benefits
      Annuity Options
      Variable Annuity Payment Values
      Annuity Unit
      Net Investment Factor
      Additional Provisions

  Financial Statements






























                                                        MMVA.171  12/12/9553

                        GENERAL INFORMATION

  The Company

      A  description   of  AIG   Life  Insurance   Company   (the
  "Company"), and its  ownership is contained in  the Prospectus.
  The Company will provide for the safekeeping of the assets of the Variable Account I.

  Independent Accountants

      The audited  financial statements of the  Company have been audited by  Coopers and Lybrand,  independent certified  public
  accountants,  whose   offices  are  located   in  Philadelphia,
  Pennsylvania.
  <REDLINE>
  Legal Counsel

      Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden
  Burt  Berenson & Johnson LLP, Washington, D.C.</REDLINE>

  Distributor

      AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions in the amount of $2,647,001 were paid during 1994, none of which were retained by the Distributor.
  Calculation Of Performance Related Information

      A.  Yield  and  Effective  Yield Quotations  for  the Money
          Market Sub-account

      The yield quotation for the Money Market Sub-account to be set forth in the Prospectus will be for a given seven day period, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

      Any  effective   yield  quotation  for   the  Money  Market
  Sub-account to  be set forth  in the Prospectus  will be  for a

                                                        MMVA.171  12/12/9554
  given  seven  day  period,  carried  at  least  to the  nearest hundredth of one percent, and  will be computed by  determining the net change, exclusive of  capital changes, in the  value of a hypothetical  pre-existing account  having a  balance of  one
  Accumulation  Unit  in  the Money  Market  Sub-account  at  the beginning  of  the period,  subtracting  a  hypothetical charge reflecting deductions  from  Owner accounts,  and dividing  the difference by the value  of the account at the beginning of the base  period  to  obtain  the  base  period  return,  and  then compounding  the base period  return by  adding 1,  raising the sum to  a power  equal to 365  divided by  7 and subtracting  1 from the result, according to the following formula:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

      For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-account's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the purchase payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ___ of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-account and the Fund are excluded from the calculation of yield.
  <REDLINE>
      B.  Standardized Total Return Quotations

      The standardized total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on a given date, and for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
  </REDLINE>




                                                        MMVA.171  12/12/9555

                           P(1+T)n = ERV

      Where:         P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                     ERV   =  ending   redeemable  value   of   a
                     hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

      For the purposes of the total return quotations for all of the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.
  <REDLINE>
      No standardized or non-standardized total return quotations have been provided for the Zero Coupon 2000, Dreyfus Stock Index, Money Market, Growth, Overseas, Asset Manager, Investment Grade Bond, High Income, Worldwide Balance or Gold and Natural Resources Portfolios, because, for the fiscal year ending December 31, 1994, such Portfolios were not yet in operation.
  </REDLINE>
      Annualized total return for certain Sub-accounts as of December 31, 1994, were as follows:

  Inception to Date
      Conservative Investors
      Growth Investors
      Growth
      Growth and Income

      *Funds were first invested in the Portfolos as listed below:
          Conservative Investors
          Growth Investors
          Growth
          Growth and Income

      C. Yield Quotations for each Sub-account other than the Money Market Sub-account

      The yield quotations for each Sub-account other than the Money Market Sub-account will be based on a thirty-day period. The computation is made by dividing the net investment income per Accumulation Unit earned during the period by the Unit

                                                        MMVA.171  12/12/9556

  Value on the last day of the period, according to the following formula:

                            Yield = 2[(a - b + 1)6 - 1]
                                        cd

       Where:    a =  net investment income earned during the
                      period by the corresponding Portfolio
                      attributable to shares owned by the
                      corresponding Sub-account.

                 b = expenses accrued for the period (net of reimbursements).

                 c =  the  average  daily number  of Accumulation
                      Units outstanding during the period.

                 d = the maximum Unit Value on the last day of the period.

       For the purposes of the yield quotations for the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

       A Deferred Sales Charge may be assessed at the time of withdrawal in an amount from 6% to 0% of the Purchase Payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page 17 of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Transfer of Contract Values" on page 15 of the Prospectus)


       D.   Non-Standardized Performance Data
  <REDLINE>
            1.   Non-Standardized Total Return Quotations

            The non-standardized total return quotations for all of the Sub-accounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period), ended on a given date for the period from the date monies were first placed into the Sub-accounts

                                                        MMVA.171  12/12/9557
  until  the  aforesaid date.    The quotations  are  computed by
  finding the average  annual compounded rates of return over the relevant periods that would equate  the initial amount invested to  the ending  redeemable value,  according  to the  following formula:
  </REDLINE>
                      P(1+T)n = ERV
            Where:    P  =  a  hypothetical  initial  payment  of
  $1,000

                      T = average annual total return

                      n = number of years

                      ERV = ending redeemable value of a
                           hypothetical  $1,000 payment  made  at
  the
                           beginning of the particular period  at

                           the end of the particular period.

       For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective
  Sub-account's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

       Annualized  total  return  quotations  for  certain   Sub-
  accounts as of December 31, 1994, were as follows:
                                One Year  Inception to Date
       Conservative Investors
       Growth Investors
       Growth
       Growth and Income

       2.   The Power of Tax-Deferred Growth

      All current taxes on any income or capital gains are deferred until money is taken out of your account. That way all of your earnings contribute to the growth of your account. And, since all your earnings are automatically reinvested to build your investment base, your account is given yet another opportunity to grow. It's called the Power of Compounding and the following charts illustrate just how powerful it can be.







                                                        MMVA.171  12/12/9558

      A.  The  Power of  Tax-Deferral  $10,000 At  8%  Compounded
  Annually*

                           33% TAX APPLIED
      AFTER 33% TAX APPLIED UPON SURRENDER   TAX DEFERRED
    10 years       $ 16,856       $ 15,782       $ 18,630
    20 years       $ 28,413       $ 26,789       $ 36,059
    30 years       $ 47,893       $ 47,744       $ 66,336
    40 years       $ 80,729       $ 87,637       $125,877
    50 years       $136,078       $163,584       $239,230

       B.   The  Power of  Tax-Deferral  $10,000 At  8%  Compound
  Annually*

  <REDLINE>
                   INSERT:  GRAPH OF ILLUSTRATION
  </REDLINE>



       *These illustrations are not intended to reflect the return of investments made in your variable annuity contract. The figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal or the impact of any fees or sales charges. Taxes are due on tax-deferred investments whenever money is withdrawn from that investment.
























                                                        MMVA.171  12/12/9559

  Delay of Payments

       Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

       (a) The New York Stock Exchange is closed for other than customary weekends and holidays;

       (b)  trading on the Exchange is restricted;

       (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

       (d)  an  order of the  Securities and  Exchange Commission
            permits  delay   for  the   protection  of   security
            holders.

       The  applicable  rules  of  the  Securities  and  Exchange
  Commission shall govern as to whether the conditions in (b) and (c) exists.

  Transfers

       An Owner may deposit prior to the Annuity Date, all or part of his Contract Value into the Money Market Sub-account (the Sending Sub-account"), and then automatically transfer those assets into one or more of the other Sub-accounts on a systematic basis. The amount transferred to the Sending Sub-account must be at least $12,000 in order to initiate this option. This process is called Automatic Dollar Cost Averaging.

       The Automatic Dollar Cost Averaging option is available for use with any of the investment options, other than the General Account.

       Automatic Dollar Cost Averaging transfers may occur monthly or quarterly. The Owner may designate the dollar amount to be transferred each month or elect to have a percentage transferred each month, up to a maximum of 60 months.

       The Company will make all Automatic Dollar Cost Averaging transfers on the 15th calendar day of each month, or the next day the New York Stock Exchange is open for business if the 15th calendar day of the month should fall on a day the New York Stock Exchange is closed. In order to process an Automatic Dollar Cost Averaging transfer, the Company must

                                                        MMVA.171  12/12/9560
  have received a request in writing by no later than the 6th calendar day of the month.


       The  Automatic  Dollar   Cost  Averaging  option  may   be
  cancelled at any time by written request or automatically if the value of the Sending Sub-account subject to the Automatic
  Dollar Cost Averaging option is less than $1,000.

       An Owner may change his Automatic Dollar Cost Averaging investment allocation only once during any 12 month period.

       Any transfers made under this section are subject to the conditions of the section entitled "Transfer of Contract Values" on page __ of the Prospectus, except that the Company will not deem the election of the Automatic Dollar Cost Averaging option to count towards a Owner's twelve (12) free transfers.

               METHOD OF DETERMINING CONTRACT VALUES

       The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio within the Sub-account. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

       When the first shares of the respective Portfolios were purchased for the Sub-accounts, the Accumulation Units for the Sub-accounts were valued at $10. The value of an Accumulation Unit for a Sub-account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

      (a) is equal to:

          (i) the total value of the net assets attributable to Accumulation Units in the Sub-account, minus

          (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Sub-account; minus

          (iii) the daily charge for providing certain administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Sub-account; minus or plus



                                                        MMVA.171  12/12/9561

          (iv)   a  charge  or  credit  for   any  tax  provision
                 established for  the Sub-account.   The  Company
                 is  not  currently  making  any  provision   for
                 taxes.

      (b) is the total number of Accumulation Units applicable to that Sub-account at the end of the Valuation
          Period.

      The resulting  value of each Sub-account  Accumulation Unit
  is   multiplied  by  the   respective  number   of  Sub-account
  Accumulation Units for a Contract.   The Contract Value  is the
  sum of all Sub-account values for the Contract.

      An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                         ANNUITY PROVISIONS

  Annuity Benefits

      If the Annuitant is alive on the Annuity Date the Company will begin making payments to the Annuitant under the payment option or options selected. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued.

  Annuity Options

      The annuity options are as follows:

      Option 1:   Life Income.  The  Company will pay  an annuity
      during the lifetime of the payee.

      Option 2:   Income  with 10  Years of  Payments Guaranteed.
      The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

          (a) payments will be continued during the remainder of the period to the successor payee; or

          (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option.

      Option 3:   Joint and  Last Survivor Income.   The  Company
      will pay an annuity for as long as either payee or a designated second person is alive.



                                                        MMVA.171  12/12/9562

      Annuity options are available on a fixed and/or a variable basis. The Owner may allocate Contract Values to purchase only fixed annuity payments, or to purchase only variable annuity payments, or to purchase a combination of the two. Contract Values which purchase fixed annuity payments will be invested in the General Account. Contract Values which purchase variable annuity payments will be invested in the Variable Account. The Owner may make no transfers between the General Account and the Variable Account after the Annuity Date. The Company also may offer additional options at its discretion.

  Variable Annuity Payment Values

      A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Sub-account(s) of the Variable Account. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

      The  first   annuity  payment   for  each   Sub-account  is
  determined by multiplying the amount of the Contract Value allocated to that Sub-account by the factor shown in the table for the option selected, divided by 1000.

      The dollar amount of Sub-account annuity payments after the first is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the value for the Sub-account Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

      The total dollar amount of each Variable Annuity payment is the sum of all Sub-account variable annuity payments less the pro-rata amount of the annual Administrative Charge.



                                                        MMVA.171  12/12/9563

  Annuity Unit

      The value of an Annuity Unit for each Sub-account was arbitrarily set initially at $10. This was done when the first Portfolio shares were purchased. The Sub-account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-account Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      (a) is the net investment factor for the Valuation Period for which the Sub-account Annuity Unit value is being determined; and

      (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

  Net Investment Factor

      The net investment factor is used to determine how investment results of the Fund affect Variable Account Values within the Sub-accounts from one Valuation Period to the next. The net investment factor for each Sub-account for any
  Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

          (i) the net asset value per share of the Portfolio held in the Sub-account determined at the end of that Valuation Period; plus

          (ii)  the per share amount  of any dividend or  capital
          gain  distribution  made  to   the  Portfolio  if   the
          "ex-dividend" date  occurs during  that same  Valuation
          Period; plus or minus

          (iii)    a  per  share  charge   or  credit,  which  is
          determined by the Company, for changes in  tax reserves
          resulting    from   investment    operations   of   the
          Sub-account.

      (b) is equal to:

          (i) the net asset value per share of the Portfolio held in the Sub-account determined as of the end of the prior Valuation Period; plus or minus

                                                        MMVA.171  12/12/9564

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to:

          (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

          (ii)    the  percentage factor  representing the  daily
          Administrative Charge.

  The net investment factor may be greater or less than the assumed investment factor; therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation

  Additional Provisions

      The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment. Any overpayments, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

      If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

      The Company will give the payee under an annuity payment option a settlement contract for the payment option.




















                                                        MMVA.171  12/12/9565

                        FINANCIAL STATEMENTS

      The financial  statements of  the Company and  the Variable
  Account included herein shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.















































                                                        MMVA.171  12/12/9566

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I


                        STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 1994

  Assets:
    Investments at Market Value:
     Alliance Variable Products Series Fund, Inc.:        Shares
                                                          ------
      Money Market Portfolio                              4,401,735.300
      Premier Growth Portfolio                            182,983.633
      Growth & Income Portfolio                           431,247.683
      International Portfolio                             371,515.329
      Short-Term Multi-Market Portfolio                   91,696.989
      Global Bond Portfolio                               90,017.228
      U.S. Government/High Grade
        Securities Portfolio                              303,951.808
      Global Dollar Government Portfolio                  68,723.756
      North American Government Portfolio                 337,750.004
      Utility Income Portfolio                            110,674.832
      Conservative Investors Portfolio                    62,623.032
     Growth Investors Portfolio                           29,368.355
     Growth Portfolio                                     465,730.743
     Total Return Portfolio                                32,187.140
     Worldwide Privitization Portfolio                    105,236.863

     Total Investments

  Dividends Receivable
  Recievable from AIG Life

        Total Assets



  Equity:
     Contract Owners Equity

         Total Contract Owners Equity


        Total Liabilities and Equity


                         See Notes to Financial Statements

                                                        MMVA.171  12/12/9567

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I


                        STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 1994

  Assets:
    Investments at Market Value:
     Alliance Variable Products Series Fund, Inc.:    Cost
                                                               ----
      Money Market Portfolio                  $4,401,735           $4,401,735
      Premier Growth Portfolio                $2,280,310           $2,263,495
      Growth & Income Portfolio               $5,189,194           $5,114,586
      International Portfolio                 $4,850,624           $4,785,117
      Short-Term Multi-Market Portfolio         $940,806             $908,707
      Global Bond Portfolio                     $927,109             $883,969
      U.S. Government/High Grade
        Securities Portfolio                  $3,067,589           $3,021,271
      Global Dollar Government Portfolio        $692,023             $676,232
      North American Government Portfolio     $3,395,515           $2,968,823
      Utility Income Portfolio                $1,125,454           $1,102,311
      Conservative Investors Portfolio          $627,241             $630,614
     Growth Investors Portfolio                 $292,382             $289,572
     Growth Portfolio                         $4,750,184           $4,904,134
     Total Return Portfolio                     $336,641             $335,068
     Worldwide Privitization Portfolio        $1,056,109           $1,062,882

     Total Investments                       $33,932,916          $33,348,516

  Dividends Receivable                                                $17,161
  Recievable from AIG Life                                             $3,919

        Total Assets                                              $33,369,596

  Equity:
     Contract Owners Equity                                       $33,369,596

         Total Contract Owners Equity                             $33,369,596


        Total Liabilities and Equity                              $33,369,596

                         See Notes to Financial Statements





                                                        MMVA.171  12/12/9568

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I
                              STATEMENT OF OPERATIONS
                       For the Year Ended December  31, 1994

                                                             Money     Premier
                                            Total           Market      Growth
                                                         Portfolio   Portfolio
  Investment Income (Loss):
    Dividends                            $195,713          $59,413      $2,236

    Expenses:
      Mortality & Expense Risk Fees      $142,466          $18,917     $11,914
      Daily Adminstrative Charges         $16,567           $2,173      $1,401

                                         $159,033          $21,090     $13,315

        Net Investment Income (Loss)      $36,680          $38,323   ($11,079)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
       Activity                         ($19,154)                -      $4,147
    Change in Unrealized Appreciation
      (Depreciation)                   ($595,557)                -   ($21,343)

      Net Gain (Loss) on Investments   ($614,711)                -   ($17,196)

  Increase (Decrease) in Net Assets
    Resulting From Operations          ($578,031)          $38,323   ($28,275)

  See Notes to Financial Statements















                                                        MMVA.171  12/12/9569

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I
                              STATEMENT OF OPERATIONS
                       For the Year Ended December  31, 1994

                                       Growth &          Inter-      Short-Term
                                         Income        national    Multi-Market
                                      Portfolio       Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                           $45,250          $7,283         $11,916

    Expenses:
      Mortality & Expense Risk Fees     $27,377         $19,686          $3,312
      Daily Adminstrative Charges        $3,235          $2,277            $393

                                        $30,612         $21,963          $3,705

        Net Investment Income (Loss)    $14,638       ($14,680)          $8,211

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
        Activity                         $2,879          $4,498             $86
    Change in Unrealized Appreciation
      (Depreciation)                  ($79,392)       ($68,691)       ($32,855)

      Net Gain (Loss) on Investments  ($76,513)       ($64,193)       ($32,769)

  Increase (Decrease) in Net Assets
    Resulting From Operations         ($61,875)       ($78,873)       ($24,558)

  See Notes to Financial Statements















                                                        MMVA.171  12/12/9570

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)

                                         Global      U.S. Gov't          Global
                                           Bond        High Grd    Dollar Gov't
                                      Portfolio       Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                           $34,107         $35,508               -

    Expenses:
      Mortality & Expense Risk Fees      $5,851         $14,151          $3,172
      Daily Adminstrative Charges          $695          $1,636            $371

                                         $6,546         $15,787          $3,543

        Net Investment Income (Loss)    $27,561         $19,721        ($3,543)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment ($5,329)       ($10,894)             $47
    Change in Unrealized Appreciation
      (Depreciation)                   (45,024)       ($42,340)       ($15,791)

      Net Gain (Loss) on Investments  ($50,353)       ($53,234)       ($15,744)

  Increase (Decrease) in Net Assets
    Resulting From Operations         ($22,792)       ($33,513)       ($19,287)

  See Notes to Financial Statements
















                                                        MMVA.171  12/12/9571

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)

                                                        N.Amer.         Utility
                                                          Gov't          Income
                                                      Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                                                 -               -

    Expenses:
      Mortality & Expense Risk Fees                     $17,458          $4,679
      Daily Adminstrative Charges                        $2,090            $547

                                                        $19,548          $5,226

        Net Investment Income (Loss)                  ($19,548)        ($5,226)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
      Activity                                        ($16,961)          $1,704
    Change in Unrealized Appreciation
      (Depreciation)                                 ($426,693)       ($23,142)

      Net Gain (Loss) on Investments                 ($443,654)       ($21,438)

  Increase (Decrease) in Net Assets
    Resulting From Operations                        ($463,202)       ($26,664)

  See Notes to Financial Statements














                                                        MMVA.171  12/12/9572

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)


                                                     Conservative        Growth
                                                        Investors     Investors
                                                        Portfolio     Portfolio

  Investment Income (Loss):
    Dividends                                                   -             -

    Expenses:
      Mortality & Expense Risk Fees                        $1,431          $699
      Daily Adminstrative Charges                            $163           $81
                                                           $1,594          $780

        Net Investment Income (Loss)                     ($1,594)        ($780)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment Activity             ($37)        ($375)
    Change in Unrealized Appreciation
      (Depreciation)                                       $3,373      ($2,809)

      Net Gain (Loss) on Investments                       $3,336      ($3,184)


  Increase (Decrease) in Net Assets
    Resulting From Operations                              $1,742      ($3,964)




                                              See Notes to Financial Statements











                                                        MMVA.171  12/12/9573

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)

                                                           Total       Worldwide
                                            Growth        Return   Privatization
                                         Portfolio     Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                                    -             -               -

    Expenses:
      Mortality & Expense Risk Fees        $11,248          $427          $2,144
      Daily Adminstrative Charges           $1,248           $43            $214

                                           $12,496          $470          $2,358

        Net Investment Income (Loss)     ($12,496)        ($470)        ($2,358)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                    $1,108         ($28)              $1
    Change in Unrealized Appreciation
      (Depreciation)                      $153,950      ($1,573)          $6,773

      Net Gain (Loss) on Investments      $155,058      ($1,601)          $6,774

  Increase (Decrease) in Net Assets
    Resulting From Operations             $142,562      ($2,071)          $4,416



                         See Notes to Financial Statements













                                                        MMVA.171  12/12/9574

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                               Money
                                                              Market
                                                  Total    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)             $36,680      $38,323
       Realized Gain (Loss) on Investment
            Activity                          ($19,195)           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments    ($595,557)           --
                                            -----------   ----------
  Increase (Decrease) in Net Assets
       Resulting from Operations             ($578,031)      $38,323
                                            -----------   ----------
  Capital Transactions:
       Contract Deposits                    $34,923,601  $12,769,522
       Transfers Between Funds                       -- ($6,081,820)
       Transfers From (To) AIG Life        ($2,196,064) ($2,262,382)
       Administrative Charges                  ($1,474)        ($23)
       Death Benefits                        ($105,575)   ($105,575)
       Contract Withdrawals                  ($267,697)    ($17,149)
       Deferred Sales Charges                  ($3,900)           --
                                            -----------   ----------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                    $32,348,891   $4,302,573
                                            -----------   ----------
  Total Increase (Decrease) in Net
       Assets                               $31,770,860   $4,340,896
  Net Assets, at Beginning of Year           $1,598,736      $85,516
                                            -----------   ----------
  Net Assets, at End of Year                $33,369,596   $4,426,412
                                            ===========   ==========

  See Notes to Financial Statements




                                                        MMVA.171  12/12/9575

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                               Money
                                                              Market
                                                  Total    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              $6,824         $330
       Realized Gain (Loss) on Investment
            Activity                               $246           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments       $11,768           --
                                            -----------      -------
  Increase (Decrease) in Net Assets
       Resulting from Operations                $18,838         $330
                                            -----------      -------
  Capital Transactions:
       Contract Deposits                     $1,471,184     $335,777
       Transfers Between Funds                       --   ($250,591)
       Administrative Charges                  ($4,569)           --
       Contract Withdrawals                       ($90)           --
                                            -----------      -------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $1,466,525      $85,186
                                            -----------      -------
  Total Increase (Decrease) in
       Net Assets                            $1,485,363      $85,516
  Net Assets, at Beginning of Year             $113,373           --
                                            -----------      -------
  Net Assets, at End of Year                 $1,598,736      $85,516
                                            ===========      =======


  See Notes to Financial Statements







                                                        MMVA.171  12/12/9576

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                Premier     Growth &
                                                 Growth       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($11,079)      $14,638
       Realized Gain (Loss) on Investment
            Activity                             $4,147       $2,879
       Change in Unrealized Appreciation
            (Depreciation) of Investments     ($21,343)    ($79,392)
                                            -----------   ----------
  Increase (Decrease) in Net Assets
       Resulting from Operations              ($28,275)    ($61,875)
                                            -----------   ----------
  Capital Transactions:
       Contract Deposits                     $1,647,838   $3,463,022
       Transfers Between Funds                 $457,808   $1,436,775
       Transfers From (To) AIG Life             $15,998      $21,514
       Administrative Charges                    ($168)       ($291)
       Death Benefits                                --           --
       Contract Withdrawals                   ($15,667)    ($73,276)
       Deferred Sales Charges                    ($380)     ($1,208)
                                            -----------   ----------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $2,105,429   $4,846,536
                                            -----------   ----------
  Total Increase (Decrease) in Net
       Assets                                $2,077,154   $4,784,661
  Net Assets, at Beginning of Year             $192,615     $333,025
                                            -----------   ----------
  Net Assets, at End of Year                 $2,269,769   $5,117,686
                                            ===========   ==========


  See Notes to Financial Statements




                                                        MMVA.171  12/12/9577

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                   1993
                                                Premier     Growth &
                                                 Growth       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              ($515)       ($744)
       Realized Gain (Loss) on Investment
            Activity                                 --         $120
       Change in Unrealized Appreciation
            (Depreciation) of Investments        $4,529       $4,110
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                 $4,014       $3,486
                                               --------     --------
  Capital Transactions:
       Contract Deposits                       $161,568     $280,031
       Transfers Between Funds                  $27,033      $41,585
       Administrative Charges                        --       ($694)
       Contract Withdrawals                          --         ($6)
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                       $188,601     $320,916
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                  $192,615     $324,402
  Net Assets, at Beginning of Year                   --       $8,623
                                               --------     --------
  Net Assets, at End of Year                   $192,615     $333,025
                                               ========     ========

  See Notes to Financial Statements








                                                        MMVA.171  12/12/9578

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                 Inter-   Short-Term
                                               national Multi-Market
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($14,680)       $8,211
       Realized Gain (Loss) on Investment
            Activity                             $4,498           86
       Change in Unrealized Appreciation
            (Depreciation) of Investments     ($68,691)    ($32,855)
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations              ($78,873)    ($24,558)
                                               --------     --------
  Capital Transactions:
       Contract Deposits                     $3,606,659     $346,929
       Transfers Between Funds               $1,074,155     $440,344
       Transfers From (To) AIG Life             $24,038           --
       Administrative Charges                    ($286)        ($77)
       Death Benefits                                --           --
       Contract Withdrawals                   ($56,095)     ($3,990)
       Deferred Sales Charges                  ($1,165)           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $4,647,306     $783,206
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                $4,568,433     $758,648
  Net Assets, at Beginning of Year             $220,959     $149,394
                                               --------     --------
  Net Assets, at End of Year                 $4,789,392     $908,042
                                               ========     ========

  See Notes to Financial Statements





                                                        MMVA.171  12/12/9579

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                 Inter-   Short-Term
                                               national Multi-Market
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              ($337)       $1,713
       Realized Gain (Loss) on Investment
            Activity                                 --          $30
       Change in Unrealized Appreciation
            (Depreciation) of Investments        $3,185       $1,630
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                 $2,848       $3,373
                                               --------     --------
  Capital Transactions:
       Contract Deposits                       $164,265      $90,971
       Transfers Between Funds                  $53,846       $6,147
       Administrative Charges                        --     ($1,586)
       Contract Withdrawals                          --        ($43)
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                       $218,111      $95,489
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                  $220,959      $98,862
  Net Assets, at Beginning of Year                   --      $50,532
                                               --------     --------
  Net Assets, at End of Year                   $220,959     $149,394
                                               ========     ========


  See Notes to Financial Statements







                                                        MMVA.171  12/12/9580

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                Global    U.S. Gov't       Global
                                                  Bond    High Grade Dollar Gov't
                                             Portfolio     Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)            $27,561       $19,721     ($3,543)
       Realized Gain (Loss) on Investment
            Activity                          ($5,329)     ($10,894)          $47
       Change in Unrealized Appreciation
            (Depreciation) of Investments    ($45,024)     ($42,340)    ($15,791)
                                              --------       -------
  Increase (Decrease) in Net Assets
       Resulting from Operations             ($22,792)     ($33,513)    ($19,287)
                                              --------      --------
  Capital Transactions:
       Contract Deposits                      $553,883    $2,242,232     $556,089
       Transfers Between Funds                $165,632      $421,682     $160,981
       Transfers From (To) AIG Life                 --      ($2,455)    ($16,815)
       Administrative Charges                   ($130)        ($368)           --
       Death Benefits                               --            --           --
       Contract Withdrawals                  ($20,050)     ($18,733)     ($5,486)
       Deferred Sales Charges                   ($772)        ($375)           --
                                              --------      --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                      $698,563    $2,641,983     $694,769
                                              --------      --------
  Total Increase (Decrease) in Net
       Assets                                 $675,771    $2,608,470     $675,482
  Net Assets, at Beginning of Year            $207,211      $410,016           --
                                              --------      --------     --------
  Net Assets, at End of Year                  $882,982    $3,018,486     $675,482
                                              ========      ========     ========

  See Notes to Financial Statements





                                                        MMVA.171  12/12/9581

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                Global    U.S. Gov't       Global
                                                  Bond    High Grade Dollar Gov,t
                                             Portfolio     Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)             $7,236        ($859)           --
       Realized Gain (Loss) on Investment
            Activity                               $96            --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments       $2,173      ($3,859)           --
                                              --------      --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                $9,505      ($4,718)           --
                                              --------      --------
  Capital Transactions:
       Contract Deposits                      $118,132      $320,440           --
       Transfers Between Funds                 $27,686       $94,294
       Administrative Charges                 ($2,289)            --           --
       Contract Withdrawals                      ($41)            --           --
                                              --------      --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                      $143,488      $414,734           --
                                              --------      --------
  Total Increase (Decrease) in Net
       Assets                                 $152,993      $410,016           --
  Net Assets, at Beginning of Year             $54,218            --           --
                                              --------      --------     --------
  Net Assets, at End of Year                  $207,211      $410,016           --
                                              ========      ========


  See Notes to Financial Statements







                                                        MMVA.171  12/12/9582

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                               N. Amer.      Utility
                                                  Gov't       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($19,548)     ($5,226)
       Realized Gain (Loss) on Investment
            Activity                          ($16,961)       $1,704
       Change in Unrealized Appreciation
            (Depreciation) of Investments    ($426,693)    ($23,142)
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations             ($463,262)    ($26,664)
                                               --------     --------
  Capital Transactions:
       Contract Deposits                     $3,241,845   $1,022,214
       Transfers Between Funds                 $233,697     $109,771
       Transfers From (To) AIG Life                  --           --
       Administrative Charges                        --           --
       Death Benefits                                --           --
       Contract Withdrawals                   ($47,274)     ($4,223)
       Deferred Sales Charges                        --           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $3,428,268   $1,127,762
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                $2,965,066   $1,101,098
  Net Assets, at Beginning of Year                   --           --
                                               --------     --------
  Net Assets, at End of Year                 $2,965,066   $1,101,098
                                              =========    =========


  See Notes To Financial Statements




                                                        MMVA.171  12/12/9583

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                               N. Amer.      Utility
                                                  Gov't       Income
                                              Portfolio    Portfolio



  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                  --           --
       Realized Gain (Loss) on Investment
            Activity                                 --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments            --           --
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                     --           --
                                               --------     --------
  Capital Transactions:
       Contract Deposits                             --           --
       Transfers Between Funds                       --           --
       Administrative Charges                        --           --
       Contract Withdrawals                          --           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                             --           --
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                        --           --
  Net Assets, at Beginning of Year                   --           --
                                               --------     --------
  Net Assets, at End of Year                         --           --
                                               ========     ========


  See Notes to Financial Statements




                                                        MMVA.171  12/12/9584

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                           Conservative       Growth
                                              Investors    Investors
                                              Portfolio    Portfolio



  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)            ($1,594)       ($780)
       Realized Gain (Loss) on Investment
            Activity                              ($37)       ($375)
       Change in Unrealized Appreciation
            (Depreciation) of Investments        $3,373     ($2,809)
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                $1,742)     ($3,964)
                                               --------     --------
  Capital Transactions:
       Contract Deposits                       $549,380     $222,714
       Transfers Between Funds                  $79,401      $70,532
       Transfers From (To) AIG Life                  --           --
       Administrative Charges                        --           --
       Death Benefits                                --           --
       Contract Withdrawals                      ($542)           --
       Deferred Sales Charges                        --           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                       $628,239     $293,246
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                  $629,981     $289,282
  Net Assets, at Beginning of Year                   --           --
                                               --------     --------
  Net Assets, at End of Year                   $629,981     $289,282
                                               ========     ========


  See Notes to Financial Statements

                                                        MMVA.171  12/12/9585

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                           Conservative       Growth
                                              Investors    Investors
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                  --           --
       Realized Gain (Loss) on Investment
            Activity                                 --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments            --           --
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                     --           --
                                               --------     --------
  Capital Transactions:
       Contract Deposits                             --           --
       Transfers Between Funds                       --           --
       Administrative Charges                        --           --
       Contract Withdrawals                          --           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transact                                 --           --
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                        --           --
  Net Assets, at Beginning of Year                   --           --
                                               --------     --------
  Net Assets, at End of Year                         --           --
                                               ========     ========


  See Notes to Financial Statements







                                                        MMVA.171  12/12/9586

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                   1994
                                                               Total
                                                 Growth       Return
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($12,496)       ($470)
       Realized Gain (Loss) on Investment
            Activity                             $1,108        ($28)
       Change in Unrealized Appreciation
            (Depreciation) of Investments      $153,950     ($1,573)
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations               $142,562     ($2,071)
                                               --------     --------
  Capital Transactions:
       Contract Deposits                     $3,506,333     $294,209
       Transfers Between Funds               $1,230,919      $43,406
       Transfers From (To) AIG Life             $24,038           --
       Administrative Charges                    ($131)           --
       Death Benefits                                --           --
       Contract Withdrawals                    ($4,434)       ($674)
       Deferred Sales Charges                        --           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $4,756,725     $336,941
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                $4,899,287     $334,870
  Net Assets, at Beginning of Year                   --           --
                                               --------     --------
  Net Assets, at End of Year                 $4,899,287     $334,870
                                               ========     ========


  See Notes to Financial Statements




                                                        MMVA.171  12/12/9587

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                   1993
                                                               Total
                                                 Growth       Return
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                  --           --
       Realized Gain (Loss) on Investment
            Activity                                 --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments            --           --
                                               --------     --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                     --           --
                                               --------     --------
  Capital Transactions:
       Contract Deposits                             --           --
       Transfers Between Funds                       --           --
       Administrative Charges                        --           --
       Contract Withdrawals                          --           --
                                               --------     --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                             --           --
                                               --------     --------
  Total Increase (Decrease) in Net
       Assets                                        --           --
  Net Assets, at Beginning of Year                   --           --
                                               --------     --------
  Net Assets, at End of Year                         --           --
                                               ========     ========


  See Notes to Financial Statements







                                                        MMVA.171  12/12/9588

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                            Worldwide
                                                        Privatization
                                                            Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                          ($2,358)
       Realized Gain (Loss) on Investment
            Activity                                               $1
       Change in Unrealized Appreciation
            (Depreciation) of Investments                      $6,773
                                                             --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                               $4,416
                                                             --------
  Capital Transactions:
       Contract Deposits                                     $900,732
       Transfers Between Funds                               $156,717
       Transfers From (To) AIG Life                                --
       Administrative Charges                                      --
       Death Benefits                                              --
       Contract Withdrawals                                    ($104)
       Deferred Sales Charges                                      --
                                                             --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                                   $1,057,345
                                                             --------
  Total Increase (Decrease) in Net
       Assets                                              $1,061,761
  Net Assets, at Beginning of Year                                 --
                                                             --------
  Net Assets, at End of Year                               $1,061,761
                                                             ========


  See Notes to Financial Statements




                                                        MMVA.171  12/12/9589

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                            Worldwide
                                                        Privatization
                                                            Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                                --
       Realized Gain (Loss) on Investment
            Activity                                               --
       Change in Unrealized Appreciation
            (Depreciation) of Investments                          --
                                                             --------
  Increase (Decrease) in Net Assets
       Resulting from Operations                                   --
                                                             --------
  Capital Transactions:
       Contract Deposits                                           --
       Transfers Between Funds                                     --
       Administrative Charges                                      --
       Contract Withdrawals                                        --
                                                             --------
       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                                           --
                                                             --------
  Total Increase (Decrease) in Net
       Assets                                                      --
  Net Assets, at Beginning of Year                                 --
                                                             --------
  Net Assets, at End of Year                                       --
                                                             ========


  See Notes to Financial Statements







                                                        MMVA.171  12/12/9590

  AIG LIFE INSURANCE COMPANY
  (AIG LIFE)
  VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS

  1. History

  Variable Account I (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Companv (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual deferred variable annuity contracts and group deferred variable annuity contracts (the "contracts"). The Account invests in shares of Alliance Variable Products Series Fund. Inc. (the "Fund''). The Fund consists of fifteen series: Money Market Portfolio; Short-Term Multi-Market Portfolio; Premier Growth Portfolio (formerly the Growth Portolio); Growth and Income Portfolio; International Portfolio; Global Bond Portfolio: U.S. Government/High Grade Securities Portfolio; Global Dollar Government Portfolio; North American Government Portfolio; Utility Income Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Growth Portfolio; Total Return Portfolio; and Worldwide Privatization Portfolio. The Account invests in shares of other funds which are not available to these contracts.

  On June 22,1992, the initial investment was made in the Fund.

  The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

  In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions. interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Account in preparation of the financial

                                                        MMVA.171  12/12/9591
  statements in conformity with generally accepted accounting principles.

  A. Investment Valuation--The investment in the Fund is stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last working day of the year by the Fund.

  B. Accounting for Investments--Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT I

             NOTES TO FINANCIAL STATEMENTS (Continued)

  C. Federal Income Taxes--The Companv is taxed under federal law as a life insurance company. The Account is part of the Companv's total operations and is not taxed separately. Under existing federal law. no taxes are payable on investment income and realized capital gains of the Account.


  3. Contract Charges

  Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

  An annual administrative expense charge of $30 is assessed against each contract on its anniversary date bv surrendering units. Daily charyes for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts.

  The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years there will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 6% of the contract value subject to a maximum of 9% of purchase payments.

  Certain  states  impose  premium  taxes  upon  contracts.   The
  Companv intends, except in Pennsylvania, to advance premium taxes due until the contract is surrendered or annuitized.


                                                        MMVA.171  12/12/9592

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (Continued)

  4. Purchases of Investments

  For the Year Ended December 31, 1994, investment activity in the Fund was as follows:


                                               Cost Of      Proceeds
   Shares of                                 Purchases    From Sales

   Alliance Variable Products Series Fund, Inc.:
    Money Market Portfolio ................$ 11,080,085   $6,763,878
    Premier Growth Portfolio ..............   2,345,751      257,683
    Growth & Income Portfolio ............   4,956,639        98,568
    International Portfolio ...............   4,705,426       77,095
    Short-Term Multi-Market Portfolio .....     891,499       99,428
    Global Bond Portfolio ................     794,179        67,109
    U.S. Government/High Grade
     Securties Portfolio ..................   2,858,253      193,599
    Global Dollar Government Porttolio ...     699,038         7,062
    North American Government Portfolio ....    3,931,308    518,821
    Utility Income Portfolio ..............   1,173,929       50,176
    Conservative Investors Portfolio .....     647,081        19,804
    Growth Investors Portfolio ............     311,192       18,434
    Growth Portfolio .....................   4,790,036        40,898
    Total Return Portfolio ................     337,615          943
    Worldwide Privatizalion Portfolio ....   1,056,582           474



















                                                        MMVA.171  12/12/9593

   For the Year Ended December 31, 1993, investment activity in the Fund was as follows:


                                               Cost Of      Proceeds
   Shares of                                 Purchases    From Sales

   Alliance Variable Products Series Fund, Inc.:


    Money Market Porttolio ................    301,287      $215,758
    Premium Growth Portfolio .............     188,138            40
    Growth & Income Portfolio ............     320,939           764
    International Portfolio ..............     217,795
    Short-Term Multi-Market Portfolio ....      99,290         2,080
    Global Bond Portfolio ................     154,374         3,606
    U.S. Government/High Grade
      Securities Portfolio ...............     413,890
    Global Dollar Government Portfolio
    North American Government Portfolio .
    Utility Income Portfolio
    Conservative Investors Portfolio
    Growth Investors Portfolio
    Growth Portfolio
    Total Return Portfolio
    Worldwide Privatization Portfolio























                                                        MMVA.171  12/12/9594

                        AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (Continued)

   5.  Net Increase (Decrease) in Accumulation Units
   For the year ended December 31, 1994, transactions in accumulation units of the account wre as follows:

                                           Money         Premier
                                          Market         Growth
                                         Portfolio      Portfolio
   Units Purchased ...................  1,253,525.78     133,628.57
   Units Withdrawn ...................    (12,144.37)     25,335.12
   Units Transferred Between Funds ...   (596,866.46)     44,994.43
   Units Transferred From (To) AIG Life  (221,682.29)       1,485.94
   Net Increase (Decrease) ...........    422,832.66     205,444.06
   Units, at Beginning of the Year ...      8,487.20      18,106.16

   Units, at End of the Year..........    431,319.86     223,550.22

   Unit Value at December 31, 1994 ...         10.26          10.15

                                          Global       U.S. Gov't
                                           Bond         High Grd
                                         Portfolio      Portfolio
   Units Purchased ...................     51,641.68     236,854.06
   Units Withdrawn ...................     (2,053.41)     (2,051.82)
   Units Transferred Between Funds ...     17,440.44      44,808.47
   Units Transferred From (To) AIG Life          ---        (246.52)

   Net Increase (Decrease) ...........     67,028.71     279,364.19
   Units, at Beginning of the Year ...     18,846.45      41,210.45

   Units, at End of the Year..........     85,875.16     320,574.64

   Unit Value at December 31, 1994 ...         10.28           9.42









                                                        MMVA.171  12/12/9595

                                       Conservative      Growth
                                         Investors      Investors
                                         Portfolio      Portfolio
   Units Purchased ...................     54,961.06      22,423.69
   Units Withdrawn ...................        (54.36)        -
   Units Transferred Between Funds ...      7,961.32       7,069.09
   Units Transferred From (To) AIG Life       -              -

   Net Increase (Decrease) ...........     62,868.02      29,492.78
   Units, at Beginning of the Year ...       -              -

   Units, at End of the Year..........     62,868.02      29,492.78

   Unit Value at December 31, 1994 ...         10.02           9.81



































                                                        MMVA.171  12/12/9596

                        AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (Continued)

   5.  Net Increase (Decrease) in Accumulation Units
   For the year ended December 31, 1994, transactions in accumulation units of the account were as follows:

                                         Growth &        Inter-
                                         Income          national
                                         Portfolio      Portfolio
   Units Purchased ...................    293,863.02     330,309.00
   Units Withdrawn ...................     (6,362.95)     (5,300.66)
   Units Transferred Between Funds ...    124,937.97      98,563.29
   Units Transferred From (To) AIG Life    (1,799.54)       2,118.64

   Net Increase (Decrease) ...........    410,638.50     425,690.27
   Units, at Beginning of the Year ...     28,041.82      21,717.14

   Units, at End of the Year..........    438,680.32     447,407.41

   Unit Value at December 31, 1994 ...         11.67          10.71

                                          Global         N.Amer.
                                       Dollar Gov't       Gov't
                                         Portfolio      Portfolio
   Units Purchased ...................     55,570.67     323,491.81
   Units Withdrawn ...................       (548.46)     (4,776.54)
   Units Transferred Between Funds ...     14,298.61      23,764.08
   Units Transferred From (To) AIG Life      -            (1,661.99)

   Net Increase (Decrease) ...........     69,320.82     340,817.36
   Units, at Beginning of the Year ...       -              -

   Units, at End of the Year..........     69,320.82     340,817.36

   Unit Value at December 31, 1994 ...          9.74           8.70








                                                        MMVA.171  12/12/9597

                                                          Total
                                          Growth         Return
                                         Portfolio      Portfolio
   Units Purchased ...................    345,193.44      30,324.65
   Units Withdrawn ...................       (451.59)        (69.77)
   Units Transferred Between Funds ...    120,661.01       4,429.65
   Units Transferred From (To) AIG Life     2,285.20        -

   Net Increase (Decrease) ...........    467,688.06      34,684.53
   Units, at Beginning of the Year ...       -              -

   Units, at End of the Year..........    467,688.06      34,684.53

   Unit Value at December 31, 1994 ...         10.48           9.65



































                                                        MMVA.171  12/12/9598

                        AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (continued)

   5.  Net Increase (Decrease) in Accumulation Units
   For the year ended December 31, 1994, transactions in accumulation units of the account were as follows:

                                        Short-Term
                                       Multi-Market
                                         Portfolio
   Units Purchased ...................     33,870.97
   Units Withdrawn ...................       (396.00)
   Units Transferred Between Funds ...     47,731.06
   Units Transferred From (To) AIG Life       -

   Net Increase (Decrease) ...........     81,206.03
   Units, at Beginning of the Year ...     14,511.57

   Units, at End of the Year..........     95,717.60

   Unit Value at December 31, 1994 ...          9.49

                                          Utility
                                          Income
                                         Portfolio
   Units Purchased ...................    101,066.47
   Units Withdrawn ...................       (419.79)
   Units Transferred Between Funds ...     10,957.34
   Units Transferred From (To) AIG Life       -

   Net Increase (Decrease) ...........    111,604.02
   Units, at Beginning of the Year ...       -

   Units, at End of the Year..........    111,604.02

   Unit Value at December 31, 1994 ...          9.87








                                                        MMVA.171  12/12/9599

                                           World
                                       Privatization
                                         Portfolio
   Units Purchased ...................     90,029.57
   Units Withdrawn ...................        (10.37)
   Units Transferred Between Funds ...     15,654.88
   Units Transferred From (To) AIG Life       -

   Net Increase (Decrease) ...........    105,674.08
   Units, at Beginning of the Year ...       -

   Units, at End of the Year..........    105,674.08

   Unit Value at December 31, 1994 ...         10.05




































                                                                      MMVA.171  12/12/95100






                   Coopers & Lybrand [Letterhead]


                  REPORT OF INDEPENDENT ACCOUNTANT

  To the Contract Owners of
  AIG Life Insurance Company
  Variable Account I

  We have audited the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I
  (the "Account") comprising the Money Market, Premier Growth,
  Growth and Income, Intemational, ShortTerm Multi-Market,
  Global Bond, U.S. Government/High Grade Securities, Global
  Dollar Government, North American Government, Utility Income,
  Conservative Investors, Growth Investors, Growth, Total
  Return, and Worldwide Privatization Subaccounts, as of
  December 31, 1994, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended.
  These financial statements are the responsibility of the management of Variable Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian at Decembcr 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company Variable Account I as of December 31, 1994, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

  COOPERS & LYBRAND L.L.P.

  2400 Eleven Penn Center
  Philadelphia, Pennsylvania
  February 13, 1995

                                                        MMVA.171  12/12/95101





















                     AIG LIFE INSURANCE COMPANY
                   (a wholly-owned subsidiary of
                 American International Group, Inc.)













              REPORT ON AUDITS OF FINANCIAL STATEMENTS

        FOR THE YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992



















                                                        MMVA.171  12/12/95102






                 REPORT OF INDEPENDENT ACCOUNTANTS


  To the Stockholders and Board of Directors
  AIG Life Insurance Company:


  We have audited the accompanying balance sheets of AIG Life
  Insurance Company (a wholly-owned subsidiary of American
  International Group, Inc.) as of December 31, 1994 and 1993, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended
  December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company as of December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

  As discussed in Note 1 (h) to the financial statements, the Company changed in 1993, its method of accounting for investments in certain fixed maturity securities, and in 1992, its method of accounting for income taxes.



  COOPERS & LYBRAND L.L.P.


  2400 Eleven Penn Center
  Philadelphia, Pennsylvania
  February 22, 1995



                                                        MMVA.171  12/12/95103







                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS
                                   (in thousands)


                                                                  December 31,

                                                              1994          1993

  Assets

  Investments and cash:
    Fixed maturities:
    Bonds available for sale, at market value           $1,308,564    $1,291,394
    (cost: 1994 $1,337,720;  1993 - $1,182,771)
  Equity securities:
    Common stock
    (cost: 1994 - $1,670;  1993 - $1,670)                    2,113         1,820
    Non-redeemable preferred stocks,
    (cost: 1994 - $2,000; 1993 - $2,000)                     2,000         2,000
  Mortgage loans on real estate, net                       177,377       141,035
  Real estate, net of accumulated depreciation of
  $1,156 in 1994; and $845 in 1993                          11,441        11,541
  Policy loans                                           1,372,224       187,769
  Other invested assets                                     62,620        50,455
  Short-term investments                                    87,120       105,481
  Cash                                                       4,368         3,689

    Total investments and cash                           3,027,827     1,795,184


  Amounts due from related parties                           6,610         4,569
  Investment income due and accrued                        116,449        34,426
  Premium and insurance balances receivable - net           20,476        27,412
  Reinsurance assets                                       207,626       212,950
  Deferred policy acquisition costs                         54,474        39,568
  Deferred income taxes                                     24,379          -
  Separate and variable accounts                            83,718        56,563
  Other assets                                               2,909         2,529


    Total assets                                        $3,544,468    $2,173,201


  See accompanying notes to financial statement




                                                        MMVA.171  12/12/95104

                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                        (in thousands, except share amounts)

                                                                  December 31,

                                                              1994          1993

  Liabilities

    Policyholders' funds on deposit                     $2,525,030    $1,140,426
    Future policy benefits                                 483,211       519,118
    Reserve for unearned premiums                           48,591        31,382
    Policy and contract claims                             114,608        54,192
    Reserve for commissions, expenses and taxes             33,991        10,936
    Insurance balances payable                              19,168        14,207
    Deferred income taxes                                   24,785
    Amounts due to related parties                          12,376        12,458
    Federal income tax payable                              13,349        10,641
    Separate and variable accounts                          74,076        48,420
    Other liabilities                                       22,111        68,771

    Total liabilities                                    3,346,511     1,935,336

    Commitments and contingencies

    Stockholders' Equity

    Common stock, $5 par value; 1,000,000 shares
    authorized; 976,703 shares issued and
    outstanding                                              4,884         4,884
    Additional paid-in capital                             123,283       123,283
    Unrealized (depreciation) appreciation of
    investments, net of taxes of
    ($8,093) in 1994 and $21,624 in 1993                  (15,029)        40,159
    Retained earnings                                       84,819        69,539

    Total stockholders' equity                             197,957       237,865


    Total liabilities and stockholders' equity          $3,544,468    $2,173,201


    See accompanying notes to financial statements.



                                                        MMVA.171  12/12/95105

                             AIG LIFE INSURANCE COMPANY
                                STATEMENTS OF INCOME
                                   (in thousands)

                                                                                Years ended December 31,

                                                         1994       1993     1992

  Revenues:
    Premiums                                         $265,990   $168,547 $142,539
    Net investment income                             238,899    137,108  124,001
    Realized capital gains                              1,953      9,280    9,432

    Total revenues                                    506,842    314,935  275,972


    Benefits and expenses:
     Benefits to policyholders                        196,175    135,309  105,665
     Increase in future policy benefits
    and policyholders' funds on deposit               158,935     81,908   88,479
     Acquisition and insurance expenses               127,941     87,126   71,633

    Total benefits and expense                        483,051    304,343  265,777


    Income before income taxes and
    cumulative effect of accounting change             23,791     10,592   10,195


    Income taxes (benefits):
    Current                                            27,958     23,425    6,391
    Deferred                                         (19,447)   (20,991)  (3,143)

    Total income taxes                                  8,511      2,434    3,248


    Income before cumulative effect of
    accounting change                                  15,280      8,158    6,947


    Cumulative effect of accounting change                  -          -    5,944


    Net income                                        $15,280     $8,158  $12,891


    See accompanying notes to financial


                                                        MMVA.171  12/12/95106

                             AIG LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDERS' EQUITY

                                   (in thousands)


                                                                   Years ended  December 31,

                                                    1994       1993          1992

  Common stock

    Balance at beginning of year                  $4,884     $4,884        $4,884

    Balance at end of year                         4,884      4,884         4,884


    Additional paid-in capital

     Balance at beginning of year                123,283     98,283        98,283
     Capital contribution                              -     25,000            -

    Balance at end of year                       123,283    123,283        98,283


    Unrealized appreciation (depreciation)
     of investments, net of taxes
     Balance at beginning of year                 40,159        146           232
     Change during year                         (84,904)       (60)         (131)
     Deferred income tax  benefit on changes      29,716         19            45
     Cumulative effect of accounting change,
    net of taxes of $21,568                            -     40,054            -

    Balance at end of year                      (15,029)     40,159           146


    Retained earnings
     Balance at beginning of year                 69,539     61,381        48,490
     Net income                                   15,280      8,158        12,891

    Balance at end of year                        84,819     69,539        61,381


    Total stockholders' equity                  $197,957   $237,865      $164,694


    See accompanying notes to financial statements.


                                                        MMVA.171  12/12/95107

                             AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS

                                   (in thousands)

                                                                   Years ended December 31

                                                    1994       1993          1992

    Cash flows from operating activities:
     Net income                                 $15,280     $8,158        $12,891

     Adjustments to reconcile net income
    to net cash provided by operating
    activities:
    Non-cash revenues, expenses, gains
    and losses included in income:
    Change in insurance reserves                  88,718     40,597        13,260
    Change in premiums and insurance
    balances
    receivable and payable - net                  11,668      (154)           604
    Change in reinsurance assets                   5,553      4,201         9,824
    Change in deferred policy
    acquisition costs                           (14,906)      (462)         3,584
    Change in investment income
    due and accrued                             (82,023)   (14,070)         3,989
    Realized capital gains                       (1,953)    (9,280)       (9,432)
    Change in current and  deferred
    income taxes                                (16,739)   (18,513)       (8,658)
    Change in reserves for commissions,
    expense                                       23,055      5,406           506
    Change in other assets and
    liabilities - n                              (2,479)    (1,061)       (4,018)
    Total adjustments                             10,894      6,664         9,659
    Net cash provided by operating
    activities                                    26,174     14,822        22,550

    Cash flows from investing activities:
     Cost of fixed maturities, at amortized cost,      -          -       341,817
     Cost of fixed maturities, at amortized cost,
    matured or redeemed                                -          -        82,140
     Cost of fixed maturities, at market  sold    19,392     61,551            -
     Cost of fixed maturities, at market  matured 85,628    154,564            -
     Cost of equity securities sold                2,930      1,010
     Realized capital gains                        3,176     11,925        12,310
     Purchase of fixed maturities              (252,964)  (304,771)     (277,502)
     Purchase of equity securities               (2,757)    (2,798)
     Mortgage loans granted                     (53,977)   (19,428)      (13,899)
     Repayments of mortgage loans                 16,464     22,623           807

                                                        MMVA.171  12/12/95108






     Change in policy loans                  (1,184,455)  (150,953)      (23,646)
     Change in short-term investments             18,361   (93,752)        21,359
     Change in other invested assets             (6,652)    (7,132)       (2,073)
     Other - net                                 (1,309)    (3,079)       (2,348)
    Net cash (used in) provided by
    investing activities                     (1,356,336)  (328,279)       137,177

    Cash flows from financing activities:
     Change in policyholders' funds  on deposit1,330,841    290,443        34,320
     Change in reinsurance assets                      -          -     (192,917)
     Proceeds from capital contribution                -     25,000            -
    Net cash provided by (used in)
    financing activities                       1,330,841    315,443     (158,597)

    Change in cash                                   679      1,986         1,130
    Cash at beginning of year                      3,689      1,703           573
    Cash at end of year                           $4,368     $3,689        $1,703


  See accompanying notes to financial statements.
































                                                        MMVA.171  12/12/95109

                     AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS

  1.   Summary of Significant Accounting Policies

  (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles. Certain accounts have been reclassified in the 1993 and 1992 financial statements to conform to their 1994 presentation. The Company also files financial
       statements   prepared   in   accordance   with   statutory
       practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale, at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using NAIC formulas are set up for regulatory purposes.

  (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMO's are treated as yield adjustments over the estimated life. Common and non-redeemable preferred stocks are carried at market value. Short-term investments are carried at cost, which approximates market.

                                                        MMVA.171  12/12/95110

       Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected in stockholders' equity, net of any related deferred income taxes.

       Realized  capital  gains  and  losses  are  determined  by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge would be reflected in income for the difference between amortized cost and estimated net realizable value.

  (b)  Investments:

       Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

       Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated.

       Policy   loans  are   carried  at  the   aggregate  unpaid
       principal balance.

       Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its unamortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

  (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial

                                                        MMVA.171  12/12/95111
       statements or tax returns.

  (d)  Premium  Recognition  and  Related Benefits  and Expenses:
       Premiums  on   traditional   life   insurance   and   life
       contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums.
       Estimates of premiums due but not yet collected are accrued. Benefits and expenses are associated with earned  premiums  on  long-duration  contracts  so  as  to result in a level recognition of profits over the anticipated life of the contracts.

  (d)  Premium Recognition and Related Benefits and Expenses:

       Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

       The   liability    for   future   policy   benefits    and
       policyholders' contract deposits is established using assumptions described in Note 4.

  (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

  (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.


                                                        MMVA.171  12/12/95112

  (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

  (h)  Accounting Standards:

  (i)  Standards Adopted in 1994:

       In November of 1992, FASB issued Statement of Financial Accounting Standards No. 112 "Employers' Accounting for Postemployment Benefits" (FASB 112). FASB 112 established accounting standards for employers who provide benefits to former or inactive employees after employment but before retirement. FASB 112 was adopted effective January 1, 1994, and had no significant effect on the Company's results of operations, financial condition or liquidity.

       In   May  1993,   FASB  issued   Statement  of   Financial
       Accounting Standards No. 114 "Accounting by Creditors for Impairment of a Loan" (FASB 114). FASB 114 addresses the accounting by all creditors for impairment of certain loans. The impaired loans are to be measured at the present value of all expected future cash flows. The present value may be determined by discounting the expected future cash flows at the loan's effective rate or valued at the loan's observable market price or valued at the fair value of the collateral if the loan is collateral dependent.

       In October 1994, FASB issued Statement of Financial Accounting Standards No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures" (FASB 118). FASB 118 amends FASB 114 to allow a creditor to use existing methods to recognize interest income on an impaired loan. FASB 118 also amends certain disclosure requirements of FASB 114. The Company adopted FASB 114 and 118 effective December 31, 1994. The adoption of these statements did not cause any significant impact on the Company's results of operations, financial condition or liquidity.

       In October 1994, FASB issued Statement of Financial Accounting Standards No. 119 "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" (FASB 119). FASB 119 requires disclosure about derivative financial instruments and amends FASB

                                                        MMVA.171  12/12/95113

       Statement No. 105 "Disclosure of Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk" (FASB 105) and FASB Statement No. 107 "Disclosure about Fair Value of Financial Instruments".
















































                                                        MMVA.171  12/12/95114

       FASB 119 requires disclosure about the amounts, nature and terms of derivatives that are not subject to FASB
       105. Also, FASB 119 requires disclosure about financial instruments held or issued for trading purposes and purposes other than trading. This statement was adopted by the Company effective December 31, 1994.

  (ii) Standards Adopted Prior to 1994:

       In 1990, FASB issued Statement of Financial Accounting Standards No. 106 "Employers' Accounting for Postretirement Benefits Other Than Pensions" (FASB 106). FASB 106 establishes accounting for postretirement benefits, principally postretirement health care and life insurance benefits. It requires accrual accounting for postretirement benefits during the years that an employee renders services. FASB 106 has been adopted by the Parent effective January 1, 1992. The transition liability was recognized by the Parent immediately at adoption as a change in accounting principle. The transition liability and the cumulative effect of this accounting change was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent, and therefore, are not presented herein.

  (ii) Standards Adopted Prior to 1994:

       In 1992, FASB issued Statement of Financial Accounting Standards No. 109 "Accounting for Income Taxes" (FASB
       109). FASB 109's objectives are to recognize (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for expected future tax consequences of events that have been recognized in the financial statements or tax returns. The measurement of a deferred tax asset is subject to the expectation of future realization. The Company adopted FASB 109, effective January 1, 1992. The cumulative effect of adopting FASB 109 was a benefit of $5,944,000.

       At January 1, 1993, the Company adopted Statement of Accounting Standards No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (FASB 113). This statement specifies the accounting for the reinsuring (ceding) of insurance contracts and eliminates the reporting of assets and liabilities net of the effects of reinsurance. As required by FASB 113, the reserves unearned premiums and future policy benefits for life and accident and health insurance contracts have been presented gross of ceded reinsurance. A reinsurance asset was established to include the aforementioned ceded reinsurance balances. FASB 113 also establishes the conditions required for a

                                                        MMVA.171  12/12/95115
       contract  with  a   reinsurer  to  be  accounted  for   as
       reinsurance ceded and prescribes accounting and reporting standards for the contracts. There has been no effect on operating income upon adoption of FASB 113.

       In  May  1993, the  Financial  Accounting  Standards Board
       (FASB) issued Statement of Accounting Standards No. 115 "Accounting for Certain Investments on Debt and Equity
       Securities" (FASB 115) and the Company adopted this standard at December 31, 1993. The pretax increase in carrying value of fixed maturities available for sale as a result of marking to market was $108,623,000. A portion was recorded as a component of future policy benefits. Thus, the unrealized appreciation of investments increased $40,054,000, net of taxes of $21,568,000.

       FASB 115 addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are to be classified in three categories and accounted for as follows:

       Where an enterprise has the positive intent and ability to hold debt securities to maturity, those securities are deemed to be held to maturity securities and reported at amortized cost.

       Where an enterprise purchases debt and equity securities principally for the purpose of selling them in the near term, those securities are deemed to be trading securities and are reported at fair value, with the unrealized gains and losses included in operating income.

  (ii)  Standards Adopted Prior to 1994:

       Where debt and equity securities are not reported either as held to maturity or trading securities, those securities are deemed to be available for sale securities and reported at fair value, with unrealized gains and losses excluded from operating income and reported in a separate component of stockholders' equity.

       This statement has significantly changed and narrowed the meaning of the held to maturity category from previous generally accepted accounting principles.







                                                        MMVA.171  12/12/95116

  2.   Investment Information

  (a)  Statutory Deposits:  Securities with a  carrying value  of
       $2,436,000 and  $1,882,000 were  deposited by  the Company
       under  requirements   of  regulatory  authorities  as   of
       December 31, 1994 and 1993, respectively.

  (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                            Years ended December 31,
                                        1994        1993             1992
  Fixed maturities                  $109,826    $105,333         $105,751
  Equity securities                      241          52              128
  Mortgage loans                      14,655      13,289           13,655
  Real estate                            765         875              529
  Policy loans                       108,453      16,504            2,727
  Cash and short-term investments      1,679       1,112            1,041
  Other invested assets                4,070       3,384            1,723
      Total investment income        239,689     140,549          125,554

  Investment expenses                    790       3,441            1,553
       Net investment income        $238,899    $137,108         $124,001


























                                                        MMVA.171  12/12/95117

  2.   Investment Information - (continued)

  (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation
       (depreciation) of investments for 1994, 1993 and 1992 are summarized below (in thousands):

                                Years ended December 31,

                                              1994         1993         1992
  Net realized gains (losses)
   on investments:
     Fixed maturities                     $   (10)     $  7,842     $ 10,673
     Equity securities                         442      (2,768)           40
     Mortgage loans                        (1,223)      (2,645)      (2,878)
     Other invested assets                   2,744        6,851        1,597
     Net realized gains                   $  1,953     $  9,280     $  9,432
     Net realized gains                   $  1,953     $  9,280     $  9,432

  Change in unrealized (depreciation)
   appreciation of investments:
     Fixed maturities                    ($90,779)     $      -     $      -
     Equity securities                         293         (59)          166
     Other invested assets                   5,589            -            -
     Separate account                          (7)          (1)        (297)
     Cumulative effect of accounting
      change                                     -       61,623            -
     Net change in unrealized
      (depreciation) appreciation
      of investments                     ($84,904)     $61,563      $  (131)

       Proceeds from the sale of investments in fixed maturities during 1994, 1993 and 1992 were $17,173,000, $60,715,000, and $148,868,000,  respectively.

       During  1994, 1993  and  1992, gross  gains  of  $394,000,
       $15,363,000,  and  $16,450,000,  respectively,  and  gross
       losses    of   $404,000,   $7,520,000,   and   $5,777,000,
       respectively, were realized on dispositions of fixed maturity investments.

       During  1994, 1993  and  1992, gross  gains  of  $442,000.
       $161,000, and $50,000, respectively, and gross losses of $0, $2,929,000 and $10,000, respectively, were realized on disposition of equity securities.




                                                        MMVA.171  12/12/95118

  2.   Investment Information - (continued)

  (d) Market Value of Fixed Maturities and Unrealized Appreciation of Investments: At December 31, 1994 and 1993, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $793,000 and $498,000 and gross losses of $349,000 and $348,000, respectively.

       The  amortized  cost   and  estimated  market  values   of
       investments in fixed maturities at December 31, 1994 and 1993 are as follows (in thousands):

                                         Gross      Gross
  1994                               Amortized Unrealized Unrealized     Market
                                          Cost      Gains     Losses      Value
  Fixed maturities:
    U.S. Government and government
      agencies and authorities      $   44,107    $ 1,588   $  1,184    $44,511
    States, municipalities and
      political subdivisions           341,338      5,799     20,614    326,523
    Foreign governments                 15,431        683        956     15,158
    All other corporate                936,844     20,536     35,008    922,372

  Total fixed maturities            $1,337,720    $28,606   $ 57,762 $1,308,564

                                         Gross      Gross
  1993                               Amortized Unrealized Unrealized     Market
                                          Cost      Gains     Losses      Value

  Fixed maturities:
    U.S. Government and government
     agencies and authorities        $  35,939   $  7,527    $    62  $  43,404
    States, municipalities and
     political subdivisions            316,406     26,915        237    343,084
    Foreign governments                 15,566      2,216        140     17,642
     All other corporate               814,860     74,202      1,798    887,264

       Total fixed maturities       $1,182,771   $110,860    $ 2,237 $1,291,394

  The  amortized  cost  and  estimated   market  value  of  fixed
  maturities, available for sale at December 31, 1994, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                        MMVA.171  12/12/95119

  2.   Investment Information - (continued)

                                                                      Estimated
                                                Amortized                Market
                                                     Cost                 Value
  Due in one year or less                     $    33,706             $  32,971
  Due after one year through five years           267,664               261,830
  Due after five years through ten years          476,725               466,335
  Due after ten years                             559,625               547,428

                                               $1,337,720            $1,308,564

  (e) CMO's: CMO's are U.S. government and government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1994 and 1993, the market value of the CMO portfolio was $419,148,000 and $442,316,000, respectively; the estimated amortized cost was approximately $427,409,000 in 1994 and $411,205,000
       in  1993.     The  Company's  CMO  portfolio  is   readily
       marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1994.

  (f) Fixed Maturities Below Investment Grade: At December 31, 1994 and 1993, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $65,604,000 and $59,324,000, respectively, and an aggregate market value of $61,946,000 and $60,284,000, respectively.

  (g) Non-income Producing Assets: Non-income producing assets during the year were insignificant.

  (h) Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholder's equity at December 31, 1994 (in thousands):

       Fixed Maturities:
       Morgan Stanley Group, Incorporated        $ 35,299
       Standard Credit Card                        27,873
       Beneficial Corporation                      22,832
       GTE Corporation                             19,875

       Other Invested Assets:
       Equity Linked Investors, L.P.             $ 26,557
       Equity Linked Investors II, L.P.            35,805

                                                        MMVA.171  12/12/95120

  3.   Deferred Policy Acquisition Costs

       The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                            Years ended December 31,

                                          1994       1993       1992
  Balance at beginning of year         $39,568    $39,106    $42,690
  Acquisition costs deferred            29,442      6,465      2,035
  Amortization charged to income      (14,536)    (6,003)    (5,619)
  Balance at end of year               $54,474    $39,568    $39,106

  4.   Future  Policy   Benefits  and   Policyholders'  Funds  on
       Deposit

  (a)  The   analysis  of   the   future  policy   benefits   and
       policyholders' funds on deposit at December 31, 1994 and 1993 follows (in thousands):

                                                                1994       1993
  Future Policy Benefits:
  Long duration contracts                                 $  476,173 $  512,654
  Short duration contracts                                     7,038      6,464
                                                          $  483,211  $ 519,118

  Policyholders' funds on deposit:
  Annuities                                               $  868,828  $ 802,081
  Universal life                                             110,376     98,494
  Guaranteed investment contracts (GICs)                      57,457     40,187
  Corporate owned life insurance                           1,483,882    195,610
  Other investment contracts                                   4,487      4,054
                                                          $2,525,030 $1,140,426

  (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. These long duration products generally have fixed cash values and there are no surrender charges. The liability for future policy benefits has been established based upon the following assumptions:

                                                        MMVA.171  12/12/95121

  4.   Future  Policy  Benefits  and   Policyholders'  Funds   on
       Deposit (continued)

  (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from
       3.0 percent to 12.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
       12.2 percent and grade to not greater than 7.5 percent.

  (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 3.0 percent.

  (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

  (i) Interest rates credited on deferred annuities vary by year of issuance and range from 8.2 percent to 4.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to 0 percent over a period of 7 to 10 years.

  (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 9.1 percent and maturities range from 2 to 7 years.

  (iii) Interest   rates   on  corporate-owned   life   insurance
        business are guaranteed at 4.0 percent and credited on average 9.7 percent on funds supported by policy loans.

  (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of
        6.0 percent  to 7.0 percent  and guarantees ranging  from
        4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 7.5 percent of the fund balance and grade off over no more than 15 years from issue.






                                                        MMVA.171  12/12/95122

  5.    Income Taxes

  (a) The Federal income tax rate applicable to ordinary income is 35% for 1994 and 1993 and 34% for 1992. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                              Years ended December 31,
                                   1994              1993               1992
                                 Percent           Percent            Percent
                                   of                of                  of
                                 pre-tax           pre-tax            pre-tax
                                 operating        operating          operating
                             Amount    Income Amount    Income    Amount  Income
  "Expected" income tax
    expense                    $ 8,327   35.0%   $ 3,707  35.0%  $ 3,466   34.0%
  Prior year federal
   income tax benefit                -       -   (1,404) (13.2)        -       -
  State income tax                 149     0.6         -               -       -
  Other                             35     0.2       131    1.2    (218)   (2.2)
  Actual income tax expense    $ 8,511   35.8%   $ 2,434  23.0%  $ 3,248   31.8%

  (b) The components of the net deferred tax liability were as follows (in thousands):

                                                Years ended December 31,
                                                     1994       1993
  Deferred tax assets:
     Adjustment to life reserves               $   17,703   $  1,190
     Adjustments to mortgage loans and
      investment income                             2,395      1,961
     Unrealized depreciation
      on investments                                8,093          -
     Adjustment to policy and
      contract claims                               8,200        479
     Other                                            521        440
                                                   36,912      4,070
  Deferred tax liabilities:
     Deferred policy acquisition costs         $   10,275   $  4,682
     Unrealized appreciation
      on investments                                    -     21,624
     Bond discount                                  1,906      2,059
     Other                                            352        490
                                                   12,533     28,855
     Net deferred tax (asset) liability       $  (24,379)   $ 24,785

                                                        MMVA.171  12/12/95123

  5.    Income Taxes (continued)

  (c) At December 31, 1994, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

  (d) Income taxes paid in 1994, 1993, and 1992 amounted to $25,052,000, $17,669,000, and $2,434,000, respectively.

  6.    Commitments and Contingencies

        The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

  7.    Fair Value of Financial Instruments

  (a) Financial Accounting Standards Board Statement No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

        The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

        Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.





                                                        MMVA.171  12/12/95124

  7.    Fair Value of Financial Instruments (continued)

        Fixed maturities: Fair values for fixed maturity securities carried at amortized cost or at market value are based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

        Interest  rate cap:   Fair  values for  the interest rate
        cap  were  estimated   using  values  obtained  from   an
        independent pricing service.

        Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon current interest rates on investments with maturities consistent with those remaining for the contracts being valued.

  (b)   The   fair  value  and   carrying  amounts  of  financial
        instruments is as follows (in thousands):



















                                                        MMVA.171  12/12/95125

  7.    Fair Value of Financial Instruments (continued)

  1994                                    Fair   Carrying
                                         Value     Amount
  Cash and short-term investments   $   91,488  $  91,488
  Fixed maturities                   1,308,564  1,308,564
  Equity securities                      4,113      4,113
  Mortgage and policy loans          1,551,831  1,549,601
  Interest rate cap                        522        245

  Policyholders' funds on deposit  $ 2,524,273$ 2,525,030

  1993                                   Fair    Carrying
                                         Value     Amount

  Cash and short-term investments   $  109,170$     109,170
  Fixed maturities                   1,291,394  1,291,394
  Equity securities                      3,820      3,820
  Mortgage and policy loans            340,344    328,804
  Interest rate cap                        188        321

  Policyholders' funds on deposit  $ 1,161,954$ 1,140,426

  8.    Stockholders' Equity

  (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $10,560,000 during 1994, however, no dividends were paid during the year.

  (b)   The  Company's  stockholders'  equity  as  determined  in
        accordance with statutory accounting practices was $145,209,000 at December 31, 1994 and $101,655,000 at
        December 31, 1993. Statutory net income amounted to $47,002,000, $10,441,000, and $1,186,000 for 1994, 1993
        and 1992, respectively.











                                                        MMVA.171  12/12/95126

  9.    Employee Benefits

  (a) The Company participates with its affiliates in a non-contributory defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed six months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service commencing April 1, 1985 and limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1994, 1993 and 1992 were approximately $179,000,
        $248,000,  and  $177,000,  respectively.    The  Parent's
        plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1994 by $21,375,000.

  (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which provides for salary reduction contributions by employees and matching contributions by the Parent up to two percent of annual salary.

  (c) In addition to providing pension benefits, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

  (d) Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plans, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plans provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege.


                                                        MMVA.171  12/12/95127

  10.   Reinsurance

  (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

        The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 11). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                        Percentage
                                                                        of Amount
  December 31, 1994                                                      Assumed
                                  Gross       Ceded  Assumed       Net    to Net
  Life Insurance in Force   $38,375,181 $16,500,870  $19,298 $21,893,609    0.1%

  Premiums:
    Life                        130,716       7,233     (10)     123,473       -
    Accident and Health          66,026      13,949   79,810     131,887   60.5%
    Annuity                      10,630           -        -      10,630       -

  Total Premiums             $  207,372  $   21,182  $79,800  $  265,990   30.0%

                                                                        Percentage
                                                                        of Amount
  December 31, 1993                                                      Assumed
                                  Gross       Ceded  Assumed       Net    to Net

  Life Insurance in Force   $12,101,258  $1,824,238  $57,697 $10,334,717    0.6%

  Premiums:
    Life                         54,475       6,115      604      48,964    1.2%
    Accident and Health          59,363      14,777   69,388     113,974   60.9%
    Annuity                       4,985          48      672       5,609   12.0%

  Total Premiums             $  118,823   $  20,940  $70,664  $  168,547   41.9%

                                                        MMVA.171  12/12/95128


























































                                                        MMVA.171  12/12/95129

  10.   Reinsurance (continued)

                                                                        Percentage
                                                                        of Amount
  December 31, 1992                                                      Assumed
                                  Gross       Ceded  Assumed      Net     to Net
  Life Insurance in Force   $ 8,497,628  $1,896,283 $821,395  $7,422,740   11.1%

  Premiums:
    Life                         37,040       7,380      819      30,479    2.7%
    Accident and Health          58,736      17,042   58,256      99,950   58.3%
    Annuity                      10,669           -    1,441      12,110   11.9%

  Total Premiums             $  106,445   $  24,422  $60,516   $ 142,539   42.5%

  (b)   The  maximum  amount retained  on  any  one  life by  the
        Company  is $250,000.   Beginning  January  1, 1995,  the
        maximum amount retained has been increased to $500,000.

  (c)   Reinsurance  recoveries,  which  reduced death  and other
        benefits,  approximated  $34,252,000,   $15,182,000,  and
        $15,460,000,  respectively, for  each of  the years ended
        December 31, 1994, 1993 and 1992.

        The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

  11.   Transactions with Related Parties

  (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1994 amounted to $1,267,000 and $2,000, respectively. Premium income ceded to affiliates amounted to $322,000 for the year ended December 31, 1993. There were no commissions ceded to affiliates in 1993. Premium income and commission ceded for 1992 amounted to $1,445,000 and $9,000, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $75,005,000 and $20,374,000, respectively, for 1994, compared to $69,076,000 and $19,469,000, respectively, for 1993, and
        $59,349,000 and $16,683,000, respectively for 1992.






                                                        MMVA.171  12/12/95130

  11.   Transactions with Related Parties (continued)

  (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1994, 1993 and 1992, the Company was charged $21,392,000, $19,961,000, and $17,957,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $13,383,000, $12,210,000, and $11,459,000, respectively, for costs incurred by the Company but attributable to affiliates.

  (c) During 1992, the Company entered into a reinsurance agreement with Delaware American Life Insurance Company, an affiliated insurer. As part of this agreement the Company transferred fixed maturities of $199,836,000 to Delaware American during 1992. At December 31, 1994 and 1993 reinsurance assets include $177,590,000 and $189,356,000, respectively reflecting risks ceded under this treaty.

  (d)   During   1993,   the  Company   received   cash   surplus
        contributions of $25,000,000 from AIG, Inc., the Parent and Commerce & Industry Insurance Company.

  (e)   During 1993, the Company sold a mortgage  loan to Atlanta
        17th Street, Inc., for the aggregate unpaid principal balance of $17,500,000.

  (f) During 1993, the Company entered into a loan agreement with AIG Investment Company (AIGIC), an affiliated company. The purpose of the loan was to fund the Company's investment in the separate account pension product. At December 31, 1994 and 1993, amounts due to related parties include $9,566,000 and $8,092,000, respectively, reflecting the loan balance under this agreement.

  In December 1994, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 94-5 "Disclosure of Certain Matters in the Financial Statements of Insurance Enterprises" (SOP 94-5). Pursuant to SOP 94-5, the Company has disclosed certain information with respect to unpaid claims and claim adjustment expenses; accounting methods used that are permitted by various insurance regulatory authorities rather than prescribed by such authorities; and the Company's policies and methodologies for estimating the liability for unpaid claim adjustment expenses

                                                        MMVA.171  12/12/95131
  for difficult-to-estimate liabilities.




















































                                                        MMVA.171  12/12/95132

                               PART C





























                                                        MMVA.171  12/12/95133

                               PART C
                         OTHER INFORMATION

  Item 24.  Financial Statements and Exhibits.

         a. Financial Statements

            The  financial  statements  of   AIG  Life  Insurance
            Company and Variable  Account I are included  in Part
            B hereof.

         b. Exhibits

            1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable
                 Account*

            2.   Not Applicable

            3.   (i)  Principal Underwriter's Agreement**
                 (ii) Broker-Dealer Agreement**
                 (iii) General Agency Agreement***
                 (iv) Distribution Agreement***
                 (v)  Buy-Sell Agreement #

            4.   Individual  Single  Purchase   Payment  Deferred
                 Variable Annuity Contracts#

            5.   Application for Annuity Contract#

            6.   (i)  Copy of  Articles of  Incorporation of  the
                      Company*
                 (ii) Copy of the Bylaws of the Company*

            7.   Not Applicable

            8.   Administrative         Agreement*         (filed
                 confidentially)

            9.   Opinion of Counsel

            10.  (i)  Consent of Counsel
                 (ii) Consent of Independent Accountants

            11.  Not Applicable

            12.  Agreement Governing Contribution*

            13.  Performance Data##

            14.  Powers of Attorney


                                                        MMVA.171  12/12/95134

         *  Incorporated by  reference to initial filing  on Form
            N-4, (File No. 33-16708) filed on October 7, 1986.

         ** Incorporated   by    reference   to    Post-Effective
            Amendment No. 3 to Form N-4 (File No. 33-16708), filed on May 1, 1989.

         ***     Incorporated  by  reference   to  Post-Effective
                 Amendment   No.  4   to   Form  N-4   (File  No.
                 33-16708), filed on May 1, 1990.

         #  Incorporated  by  reference  to  Registrant's   Post-
            Effective Amendment No. 2  to Form N-4 (File No.  33-
            39171) filed on April 30, 1992.

         ## Incorporated  by  reference  to  Registrant's   Post-
            Effective Amendment No.  3 to Form N-4 (File  No. 33-
            39171) filed on May 1, 1993.

  Item 25.  Directors and Officers of the Depositor.

            The following are the Officers and Directors of the Company:

  Officers:
  Name and Principal            Position and Offices
   Business Address *            with the Company

  Ernest E. Stempel             Chairman of the Board
  Robert J. O'Connell           President
  Michele L. Abruzzo            Senior Vice President
  Michael J. Mullin             Vice President - Administration
  Howard Gunton                 Vice President & Comptroller
  Donald Hancock                Vice President
  Jeffrey Kestenbaum            Senior Vice President
  Robert Liguori                Vice President and Counsel
  Edward E. Matthews            Senior Vice President - Finance
  Jerome Muldowney              Vice President - Domestic Investments
  Nicholas A. O'Kulich          Vice President & Treasurer
  John Skar                     Vice President & Chief Actuary
  Gerald W. Wyndorf             Executive Vice President
  Elizabeth Tuck                Secretary - Corporate


  *Business Address for all individuals listed is: 80 Pine Street, New York, New York 10005








                                                        MMVA.171  12/12/95135

  Directors                     Address

  M.R. Greenberg           American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  Edwin A.G. Manton        American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  Edward E. Matthews       American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  Jerome Muldowney         American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  Win J. Neuger            American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  Robert J. O'Connell      AIG Life Insurance Company
                           One Alico Plaza
                           Wilmington, Delaware 19801

  Nicholas A. O'Kulich     American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  John Skar                AIG Life Insurance Company
                           One Alico Plaza
                           Wilmington, DE   19801

  Howard Smith             American International Group, Inc.
                           70 Pine Street
                           New York, New York 10270

  Ernest E. Stempel        American International Companies
                           70 Pine Street
                           New York, New York 10270

  Gerald W. Wyndorf        American International Companies
                           80 Pine Street
                           New York, New York 10005







                                                        MMVA.171  12/12/95136

  Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

            See Chart of Ownership, identified as Exhibit C26


Item 27.  Number of Contract Owners.
<REDLINE>
          There were approximately 3,331 contractholders as of November 30, 1995.
</REDLINE>

Item 28.  Indemnification

       Incorporated by  reference to  initial Form N-4  (File No.
33-9144) filed on October 7, 1986, by American International Life
Assurance Company of New York, an affiliate of Registrant.


Item 29.  Principal Underwriter

       a. AIG  Equity  Sales Corp.  also  acts  as the  principal underwriter for other separate aaccounts of the Depositor, as well as separate accounts of American
          International Life Assurance Companyof New York, an affiliated company.

       b. The following information is provided for each director and officer of the Principal Underwriter:

       Name and Principal     Positions and Offices
       Business Address*      with Underwriter

       Michele L. Abruzzo     Director and President
       Kevin Clowe            Director and Vice President
       Edward E. Matthews     Director and Chairman of the Board
       Florence Davis         Director and General Counsel
       Jerome T. Muldowney    Director
       Robert J. O'Connell    Director
       Ernest E. Stempel      Director
       Philomena Scamardella  Vice President and Senior
                                   Compliance Officer
       Daniel K. Kingsbury    Vice President
       Kenneth F. Judkowitz   Treasurer and Comptroller
       Julia Perlman          Director of Marketing
       Elizabeth M. Tuck      Secretary
       Karen F. McDonald      Assistant Secretary

*Business address is:  70 Pine Street, New York, New York




                                                        MMVA.171  12/12/95137

       c.                   Net
         Name of        Underwriting    Compensation
        Principal      Discounts and         on         Brokerage
       Underwriter      Commissions      Redemption    Commissions
  Compensation

        AIG Equity
        Sales Corp.   $3,647,001             $0             $0              $0


  Item 30.     Location of Accounts and Records.
  <REDLINE>
         Kenneth F. Judkowitz, Treasurer and Comptroller of the AIG Equity Sales Corp., whose address is 80 Pine Street, New York, New York 10005, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of Investment Act of 1940 and the rules promulgated thereunder.</REDLINE>


  Item 31.     Management Services.

               Not Applicable


  Item 32.     Undertakings.

               a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement  are never more  than sixteen (16)
                     months  old for  so long  as  payments under
                     the   variable  annuity   contracts  may  be
                     accepted.

               b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the
                     Prospectus, a  space that  an applicant  can
                     check  to request a  Statement of Additional
                     Information, or  (2) a  postcard or  similar
                     written   communication   affixed    to   or
                     included   in   the   Prospectus  that   the
                     applicant   can   remove  to   send   for  a
                     Statement of Additional Information.

               c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon

                                                        MMVA.171  12/12/95138
                     written or oral request.


               d. Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

               e.    Registrant represents that  Variable Account
                     I  meets   the  definition  of   a  separate
                     account under the federal securities laws.









































                                                        MMVA.171  12/12/95139

                             SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 27th day of December, 1995.

                     Variable Account I
                          Registrant


               By:   /s> James A. Bambrick
                     James A. Bambrick, Vice President



                     AIG Life Insurance Company
                            Depositor


                 By: /s> James A. Bambrick
                     James A. Bambrick




























                                                        MMVA.171  12/12/95140

         As  required  by  the  Securities   Act  of  1933,  this
  registration   statement  has  been  signed  by  the  following
  persons in the capacities and on the date indicated.


  Name                    Title                  Date
  M.R. Greenberg*         Director               December 27, 1995
  M.R. Greenberg

  Howard Gunton*          Chief Accounting       December 27, 1995
  Howard Gunton           Officer

  Robert J. O'Connell*    Director               December 27, 1995
  Robert J. O'Connell

  Nicholas A. O'Kulich*   Director,              December 27, 1995
  Nicholas A. O'Kulich    Treasurer and Chief
                          Financial Officer

  Edwin A.G. Manton*      Director               December 27, 1995
  Edwin A.G. Manton

  Edward E. Matthews*     Director               December 27, 1995
  Edward E. Matthews

  Jerome Muldowney*       Director               December 27, 1995
  Jerome Muldowney

  ___________             Director               December 27, 1995
  Win J. Neuger

  John Skar*              Director               December 27, 1995
  John Skar

  Howard Smith*           Director               December 27, 1995
  Howard Smith

  Ernest E. Stempel*      Director               December 27, 1995
  Ernest E. Stempel       Chairman of the Board

  ________________        Director               December 27, 1995
  Gerald W. Wyndorf       Executive Vice President

  *By: /s/ James A. Bambrick
       James A. Bambrick
       Attorney in Fact



                                                        MMVA.171  12/12/95141

                                    EXHIBITS TO

                               AMENDMENT NUMBER 7 TO
                                      FORM N-4

                                    FOR VARIABLE

                                     ACCOUNT I























                                                        MMVA.171  12/12/95142

                                 INDEX TO EXHIBITS

  Exhibit                                        Page


  9                      Opinion of Counsel

  10             (i)     Consent of Counsel
  10             (ii)    Consent of Independent Accountants












































                                                        MMVA.171  12/12/95143